UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Courtney R. Taylor

Capital Group Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Group Core Municipal Fund

Schedule of investments

January 31, 2015 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - 97.5%
Municipals - 97.4%
Alabama - 2.0%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2021	$2,230	$2,647
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, September 1, 2023	100	122
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, May 1, 2015	1,000	1,012
5.00%, May 1, 2017	1,000	1,100
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, June 1, 2034[1]	2,000	2,012
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, September 1, 2018	150	171
__________
		7,064
__________
Alaska - 0.2%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, June 1, 2040	685	730
__________
		730
__________
Arizona - 3.9%
Arizona Dept. of Trans. State Highway Fund, Fuel Sales Tax Rev. Ref. Bonds, 4.00%, July 1, 2017	1,750	1,898
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.87%, February 1, 2048[1]	3,100	3,190
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, May 15, 2018	1,000	1,123
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, July 1, 2018	795	872
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, July 1, 2016	1,000	1,066
5.00%, July 1, 2020	2,800	3,331
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, July 1, 2024	125	144
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, June 1, 2022	1,000	1,102
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, January 1, 2020	160	186
5.00%, January 1, 2021	1,000	1,126
__________
		14,038
__________
California - 10.1%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, May 15, 2016	1,500	1,504
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, September 2, 2021	990	1,077
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, October 1, 2017	100	107
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.92%, April 1, 2045	2,200	2,206
0.92%, April 1, 2047	1,500	1,504
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.72%, April 1, 2047[1]	1,000	1,001
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, April 1, 2022	125	132
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, November 15, 2019	$750	$894
5.00%, March 1, 2020	1,000	1,192
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, July 1, 2043[1]	1,800	2,173
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.30%, October 1, 2047[1]	1,000	1,001
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.30%, April 1, 2038[1]	1,300	1,300
California State Public Works Board, Rev. Bonds, Series C, 5.00%, March 1, 2023	780	993
California State Public Works Board, Rev. Bonds, Series G, 5.00%, December 1, 2020	1,000	1,228
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, October 1, 2020	1,250	1,251
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, August 1, 2025	620	755
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, September 1, 2020	940	1,108
City & County of San Francisco, G.O. Prop. Tax Ref. Bonds, Series R3, 5.00%, June 15, 2027	225	229
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, April 1, 2017	100	110
City of Irvine, Special Assessment Ref. Bonds:
3.125%, September 2, 2021	565	608
4.00%, September 2, 2017	1,215	1,313
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, September 1, 2020	900	1,080
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, January 15, 2053[1]	1,000	1,089
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2020	1,000	1,199
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, August 1, 2029	500	604
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, September 1, 2030	850	1,004
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2021	100	124
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, September 1, 2022	1,600	1,974
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, September 1, 2020	700	832
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	700	805
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.801%, July 1, 2019[1]	100	98
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, June 15, 2017	855	1,022
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2020	250	302
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, August 1, 2018	200	201
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, September 1, 2019	600	698
State of California, G.O. General Fund Ref. Bonds, 5.00%, February 1, 2020	1,500	1,795
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, June 1, 2015	$100	$102
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, July 1, 2020	420	498
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Govt. Securities to 07/01/19 @ 100), 5.25%, July 1, 2021	35	41
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, July 1, 2021	65	78
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2023	375	460
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, January 1, 2024	200	230
__________
		35,922
__________
Colorado - 1.7%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, November 15, 2028	200	231
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, November 15, 2017	300	325
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, November 15, 2021	500	607
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, November 15, 2017[1]	115	125
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2017	2,000	2,169
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2022	645	794
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.77%, September 1, 2039[1]	475	478
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, June 1, 2018	1,000	1,133
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, June 1, 2020	150	180
__________
		6,042
__________
District of Columbia - 1.1%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, December 1, 2024	700	900
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, October 1, 2018	2,500	2,728
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, October 1, 2015	200	206
__________
		3,834
__________
Florida - 11.8%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, April 1, 2021	500	594
5.00%, April 1, 2022	500	598
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, June 1, 2016	700	743
5.25%, June 1, 2017	2,100	2,319
	Principal amount (000)	Value (000)
Bonds & notes - continued
Florida - continued
6.00%, June 1, 2016	$300	$322
6.00%, June 1, 2017	1,275	1,429
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, June 1, 2019	2,500	2,897
5.00%, June 1, 2020	1,100	1,300
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, June 1, 2019	150	174
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, October 1, 2018	1,000	1,135
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, December 1, 2018	100	115
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, September 1, 2016	100	106
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, October 1, 2019	1,000	1,175
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, November 15, 2016	1,200	1,299
5.00%, November 15, 2017	2,000	2,237
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, October 1, 2021	500	606
5.00%, October 1, 2022	1,300	1,598
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, October 1, 2018	1,100	1,259
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, June 1, 2016	100	106
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, April 1, 2022	1,000	1,171
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, July 1, 2028	505	539
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, January 1, 2029	760	813
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, January 1, 2029	430	459
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, July 1, 2016	2,700	2,879
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2020	600	711
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, July 1, 2015	800	816
5.00%, July 1, 2016	2,000	2,134
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, July 1, 2019	1,450	1,659
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, January 15, 2020	300	347
5.00%, January 15, 2022	400	461
5.00%, January 15, 2023	300	345
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, July 1, 2021	1,750	2,121
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, July 1, 2015	675	682
3.00%, July 1, 2016	2,050	2,123
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, November 1, 2015	100	103
	Principal amount (000)	Value (000)
Bonds & notes - continued
Florida - continued
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, October 1, 2017	$1,000	$1,117
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	400	461
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, May 1, 2021	275	290
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, March 1, 2019	1,000	1,126
5.00%, March 1, 2021	785	906
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, October 1, 2018	430	495
__________
		41,770
__________
Georgia - 3.0%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, January 1, 2023	300	349
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, January 1, 2017	1,250	1,357
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, September 1, 2020	2,000	2,317
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, November 15, 2024	200	232
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, June 1, 2044	1,780	1,958
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, June 1, 2018	400	455
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, January 1, 2016	100	104
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.32%, July 1, 2025[1]	800	800
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, November 1, 2019	1,000	1,179
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, January 1, 2021	500	598
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, April 1, 2020	1,000	1,157
__________
		10,506
__________
Guam - 0.4%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	1,200	1,456
__________
		1,456
__________
Hawaii - 0.9%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, November 1, 2019	600	714
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, December 1, 2019	1,250	1,490
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, July 1, 2022	700	830
__________
		3,034
__________
	Principal amount (000)	Value (000)
Bonds & notes - continued
Illinois - 6.4%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, December 1, 2016	$100	$100
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, January 1, 2017	1,675	1,785
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, January 1, 2022	1,000	1,169
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, January 1, 2021	500	596
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, January 1, 2021	1,000	1,131
City of Chicago, Water Util. Imps. Rev. Bonds, 3.15%, November 1, 2024	600	635
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, October 1, 2022	200	225
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, July 1, 2036[1]	300	300
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, July 1, 2025[1]	2,000	2,024
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, November 15, 2021	250	303
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, November 1, 2030[1]	1,000	1,159
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2015	100	103
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, November 1, 2030[1]	1,500	1,764
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, December 1, 2020	500	603
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, June 1, 2020	2,000	2,396
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, June 1, 2018	1,200	1,364
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, July 1, 2020	1,610	1,956
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, January 1, 2021	2,000	2,318
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, July 1, 2017	300	327
5.00%, July 1, 2021	375	431
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, June 15, 2020	1,500	1,786
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, October 1, 2024	30	34
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, October 1, 2024	70	79
__________
		22,588
__________
Indiana - 1.7%
City of Whiting, Ind. Imps. Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.85%, June 1, 2044[1]	500	506
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, August 15, 2019	500	562
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, May 1, 2024	100	116
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, February 15, 2020	1,400	1,468
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, March 1, 2020	1,200	1,423
	Principal amount (000)	Value (000)
Bonds & notes - continued
Indiana - continued
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, October 1, 2017	$1,000	$1,115
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, July 1, 2015	150	153
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, July 1, 2021	550	673
__________
		6,016
__________
Iowa - 0.3%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, February 1, 2043	881	826
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, August 1, 2019	300	354
__________
		1,180
__________
Kansas - 0.2%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, September 1, 2018	500	575
__________
		575
__________
Kentucky - 1.8%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, September 1, 2024	1,500	1,876
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, July 1, 2027	590	599
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, July 1, 2017	3,575	3,918
__________
		6,393
__________
Louisiana - 1.6%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, March 1, 2016	300	315
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, May 15, 2027	250	265
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2022	1,500	1,831
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, December 1, 2040[1]	2,000	2,205
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, May 15, 2025	1,000	1,039
__________
		5,655
__________
Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, July 1, 2020	600	722
__________
		722
__________
Maryland - 0.2%
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, September 1, 2044	700	775
__________
		775
__________
Massachusetts - 2.0%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, April 1, 2016	160	169
	Principal amount (000)	Value (000)
Bonds & notes - continued
Massachusetts - continued
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, July 1, 2025	$100	$102
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, January 1, 2023	1,100	1,323
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.57%, July 1, 2038[1]	995	995
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.30%, July 1, 2041[1]	1,500	1,500
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, December 15, 2025	100	119
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, June 1, 2045	1,500	1,661
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, December 1, 2044	1,250	1,376
__________
		7,245
__________
Michigan - 4.6%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 0.771%, July 1, 2032[1]	1,000	886
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, April 1, 2018	109	109
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, May 1, 2019	1,400	1,595
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, January 1, 2018	2,000	2,253
5.00%, January 1, 2021	700	819
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, April 1, 2018	591	592
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, July 1, 2024	1,000	1,201
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, December 1, 2044	1,750	1,937
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, August 15, 2017	1,500	1,668
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, July 1, 2020	1,160	1,397
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, April 1, 2016	150	159
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, April 1, 2015	200	201
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2022	850	1,031
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, December 1, 2017	1,500	1,670
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, November 15, 2016	700	752
__________
		16,270
__________
Minnesota - 0.7%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, January 1, 2017	350	380
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, July 1, 2028	555	590
	Principal amount (000)	Value (000)
Bonds & notes - continued
Minnesota - continued
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, December 1, 2042	$870	$838
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, July 1, 2040	555	587
__________
		2,395
__________
Mississippi - 0.6%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, March 1, 2034[1]	2,120	2,128
__________
		2,128
__________
Missouri - —%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, June 1, 2029	55	58
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, January 1, 2019	100	116
__________
		174
__________
Nebraska - 0.8%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, August 1, 2039[1]	1,000	1,163
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, September 1, 2044	500	553
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, September 1, 2034	520	538
3.00%, March 1, 2043	400	421
__________
		2,675
__________
Nevada - 1.5%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, June 15, 2015	100	102
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, July 1, 2016	325	346
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, July 1, 2017	1,400	1,545
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, July 1, 2018	2,000	2,203
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, June 1, 2019	1,100	1,283
__________
		5,479
__________
New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, January 1, 2022	575	626
__________
		626
__________
New Jersey - 6.1%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, November 1, 2020	1,000	1,204
	Principal amount (000)	Value (000)
Bonds & notes - continued
New Jersey - continued
5.00%, November 1, 2021	$200	$245
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, December 15, 2015	1,000	1,030
5.00%, December 15, 2017	2,000	2,200
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, June 15, 2025	1,200	1,418
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.92%, February 1, 2017[1]	1,025	1,026
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	1,500	1,662
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, December 1, 2015	1,000	1,040
5.00%, December 1, 2017	1,420	1,577
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.70%, January 1, 2024[1]	2,050	2,064
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.70%, January 1, 2024[1]	1,150	1,158
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, June 15, 2015	500	509
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series D (Mandatory Put 06/15/15 @ 100) (AMBAC Insured), 5.00%, June 15, 2017	100	102
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, December 15, 2015	2,000	2,090
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, September 15, 2018	1,300	1,475
5.00%, September 15, 2021	2,000	2,353
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, May 1, 2019	525	612
__________
		21,765
__________
New Mexico - —%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.886%, December 1, 2028[1]	65	65
__________
		65
__________
New York - 6.5%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, August 1, 2017	2,000	2,215
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, March 1, 2017	100	107
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Sub-Series A-6, 0.52%, August 1, 2031[1]	1,250	1,251
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, May 1, 2016	1,830	1,933
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.02%, November 1, 2020[1]	2,000	2,009
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.60%, November 15, 2039[1]	2,000	2,000
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, November 15, 2024	2,000	2,481
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, February 15, 2017	2,000	2,179
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, February 15, 2048	320	330
	Principal amount (000)	Value (000)
Bonds & notes - continued
New York - continued
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, January 15, 2019	$100	$116
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, January 1, 2036[1]	1,250	1,267
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, July 1, 2016	125	130
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, February 15, 2016	500	526
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	1,000	1,115
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	2,500	2,893
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, July 1, 2022[2]	596	623
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2017	1,850	2,040
__________
		23,215
__________
North Carolina - 1.2%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, October 1, 2015	110	114
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, July 1, 2023	400	480
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, January 1, 2020	175	195
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	2,500	2,906
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, March 1, 2017	400	437
__________
		4,132
__________
North Dakota - 0.1%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, July 1, 2042	475	519
__________
		519
__________
Ohio - 4.2%
City of Cleveland, Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, January 1, 2017	1,250	1,350
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, January 1, 2025	1,000	1,159
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, September 1, 2018	1,000	1,138
5.00%, September 1, 2019	2,000	2,320
5.00%, September 1, 2020	1,030	1,216
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, July 1, 2020	200	233
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2021	1,220	1,431
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, September 1, 2019	800	901
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, June 1, 2033[1]	1,000	1,058
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, June 1, 2018	1,000	1,122
	Principal amount (000)	Value (000)
Bonds & notes - continued
Ohio - continued
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, August 1, 2020	$1,000	$1,171
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	1,500	1,674
__________
		14,773
__________
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2024	200	222
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.82%, January 1, 2023[1]	1,460	1,461
__________
		1,683
__________
Oregon - 1.4%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, October 1, 2018	1,500	1,503
Oregon State Lottery, Misc. Rev. Ref. Bonds, Series C (Moral Obligation Insured), 5.00%, April 1, 2023	725	914
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, December 1, 2044	1,500	1,641
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Tax Rev. Bonds, 4.00%, November 1, 2017	1,000	1,046
__________
		5,104
__________
Pennsylvania - 2.9%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2022	400	481
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, June 15, 2015	3,000	3,055
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, August 15, 2015	200	205
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, June 15, 2017	1,500	1,656
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.70%, December 1, 2018[1]	1,500	1,508
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, July 15, 2025	1,000	1,267
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, June 1, 2015	1,745	1,773
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, September 15, 2024	200	237
__________
		10,182
__________
Puerto Rico - 0.7%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, July 1, 2023	500	377
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2018	500	473
5.00%, October 1, 2016	400	412
5.00%, October 1, 2017	500	522
	Principal amount (000)	Value (000)
Bonds & notes - continued
Puerto Rico - continued
5.00%, October 1, 2019	$710	$750
__________
		2,534
__________
South Carolina - 1.1%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, August 1, 2018	1,025	1,132
5.00%, November 1, 2020	500	593
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, July 1, 2030	825	901
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, 5.00%, January 1, 2016	915	956
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref.Bonds (Escrowed to Maturity), 5.00%, January 1, 2016	385	402
__________
		3,984
__________
South Dakota - 0.7%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, May 1, 2044	2,300	2,556
__________
		2,556
__________
Tennessee - 1.1%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, December 1, 2018	100	116
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.62%, October 1, 2038[1]	1,400	1,405
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, July 1, 2038	840	935
4.50%, July 1, 2037	780	880
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, January 1, 2027	525	560
__________
		3,896
__________
Texas - 7.0%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, July 1, 2025	275	301
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.77%, May 15, 2034[1]	1,400	1,405
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, November 15, 2018	1,500	1,735
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, February 1, 2017	550	600
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.40%, February 1, 2033[1]	1,650	1,651
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, August 15, 2016	100	107
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, December 1, 2017	1,695	1,810
4.00%, December 1, 2016	955	1,019
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, November 1, 2023	100	108
	Principal amount (000)	Value (000)
Bonds & notes - continued
Texas - continued
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, November 1, 2020	$900	$1,082
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, November 1, 2020	1,000	1,203
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, November 1, 2025	1,000	1,176
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, December 15, 2016	1,500	1,570
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, November 15, 2017	445	498
5.00%, November 15, 2018	275	317
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, November 15, 2023	125	146
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.20%, July 1, 2031[1]	200	200
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, November 15, 2019	400	470
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, April 15, 2015	100	101
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 11/16/17 @ 100), 0.55%, May 15, 2048[1]	950	955
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, January 1, 2038[1]	1,325	1,355
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, January 1, 2021	15	17
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, January 1, 2021	85	98
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, January 1, 2019	100	114
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, December 1, 2019	980	1,144
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, October 1, 2020	1,180	1,399
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, August 15, 2023	350	392
5.00%, October 1, 2029	1,315	1,487
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, January 1, 2016	1,500	1,568
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, July 15, 2022	600	668
__________
		24,696
__________
Virginia - 0.4%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, July 15, 2019	850	925
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, October 1, 2017	200	224
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, October 1, 2015	275	281
__________
		1,430
__________
	Principal amount (000)	Value (000)
Bonds & notes - continued
Washington - 3.4%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, February 1, 2015	$2,000	$2,000
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, July 1, 2022	15	16
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with U.S. Govt Securities 07/01/16 @ 100), 5.00%, July 1, 2022	85	91
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2015	500	510
5.00%, July 1, 2017	1,000	1,107
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, July 1, 2017	1,650	1,826
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, July 1, 2020	155	168
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, June 1, 2016	1,500	1,592
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, May 1, 2027	100	114
State of Washington, Highway Imps. Rev. Bonds, 5.00%, September 1, 2020	2,000	2,385
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, October 1, 2042[1]	800	970
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, October 1, 2020	1,100	1,306
__________
		12,085
__________
West Virginia - 0.7%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, October 1, 2022[1]	2,500	2,520
__________
		2,520
__________
Wisconsin - 1.0%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2018	1,145	1,298
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, August 15, 2018	100	111
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, October 15, 2017	1,200	1,337
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, July 1, 2020	800	956
__________
		3,702
__________
Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, December 1, 2044	1,750	1,862
__________
		1,862
__________
Total municipals		345,995
__________
	Principal amount (000)	Value (000)
Bonds & notes - continued Corporate bonds & notes - 0.1%
Electric - 0.1%
Southern California Edison Co., 1.125%, May 1, 2017	$455	$457
__________
		457
__________
Total corporate bonds & notes		457
__________
Total bonds & notes (cost: $332,806,000)		346,452
__________
Short-term securities - 2.6%
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.01%, November 15, 2035[1]	200	200
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.03%, August 1, 2020[1]	1,000	1,000
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.02%, December 1, 2033[1]	1,400	1,400
County of Uinta, Ind. Rev. Ref. Bonds, 0.01%, August 15, 2020[1]	350	350
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 0.02%, February 15, 2035[1]	700	700
Irvine Unified School Dist., School Imps. Special Tax Rev. Bonds, 0.01%, September 1, 2051[1]	150	150
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.02%, December 1, 2030[1]	200	200
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series H, 0.02%, November 1, 2035[1]	600	600
Missouri State Health & Educ. Facs Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.03%, February 15, 2034[1]	2,240	2,240
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.03%, July 1, 2038[1]	680	680
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.02%, July 1, 2043[1]	440	440
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.02%, December 1, 2035[1]	200	200
Sarasota County Public Hospital Dist., Health Care Facs. Rev. Ref. Bonds, 0.02%, July 1, 2037[1]	1,000	1,000
__________
Total short-term securities (cost: $9,160,000)		9,160
__________
Total investment securities (cost: $341,966,000)		355,612
Other assets less liabilities		(432)
__________
Net assets		$355,180
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $2,655,000, representing 0.75% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group Short-Term Municipal Fund

Schedule of investments

January 31, 2015 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - 90.8%
Alabama - 1.2%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, May 1, 2015	$1,000	$1,012
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, June 1, 2034[1]	1,000	1,006
__________
		2,018
__________
Arizona - 1.3%
Arizona Dept. of Trans. State Highway Fund, Fuel Sales Tax Rev. Ref. Bonds, 4.00%, July 1, 2017	775	841
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE Insured), 5.00%, September 1, 2015	365	375
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, July 1, 2017	250	277
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, December 1, 2017	550	603
__________
		2,096
__________
California - 8.9%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.92%, April 1, 2045	1,500	1,504
0.92%, April 1, 2047	550	551
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	625	636
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, April 1, 2022	500	589
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2020	1,000	1,192
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, July 1, 2043[1]	1,000	1,185
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.30%, April 1, 2038[1]	500	500
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.32%, October 1, 2047[1]	300	300
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, December 1, 2016	600	640
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, June 1, 2018	775	858
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, September 1, 2018	585	671
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, December 1, 2019	200	227
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2019	1,000	1,174
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, September 1, 2020	600	723
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2015	300	306
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, July 1, 2020	500	606
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, July 1, 2037[1]	750	789
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2018	150	171
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2020	200	241
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, September 1, 2018	$1,000	$1,117
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, September 1, 2017	400	432
__________
		14,412
__________
Colorado - 1.1%
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, November 15, 2016	400	433
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, October 1, 2040[1]	500	515
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, March 1, 2018	525	577
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, June 1, 2019	150	176
__________
		1,701
__________
Connecticut - 2.0%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, November 15, 2032	485	531
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series C- 1, 4.00%, November 15, 2044	725	803
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, November 15, 2044	1,320	1,448
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, April 1, 2015	425	428
__________
		3,210
__________
District of Columbia - 1.9%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, July 1, 2016	100	102
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series A, 5.00%, December 1, 2018	750	871
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.62%, December 1, 2015[1]	1,000	1,002
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, October 1, 2015	1,100	1,128
__________
		3,103
__________
Florida - 6.9%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, June 1, 2019	2,100	2,434
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, October 1, 2017	600	632
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, November 15, 2015	750	779
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, October 1, 2015	225	231
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, October 1, 2016	1,250	1,346
5.00%, October 1, 2017	450	502
	Principal amount (000)	Value (000)
Bonds & notes - continued
Florida - continued
County of Broward, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, October 1, 2017	$1,000	$1,113
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, July 1, 2029	405	431
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, January 1, 2029	230	245
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, July 1, 2015	1,450	1,479
5.00%, July 1, 2016	990	1,056
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, October 1, 2017	300	325
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, July 1, 2015	675	689
__________
		11,262
__________
Georgia - 4.0%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, September 1, 2017	250	277
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, January 1, 2019	95	110
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, November 1, 2019	1,000	1,179
Gainesville & Hall County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 02/18/20 @ 100), 0.97%, August 15, 2035[1]	400	401
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, June 1, 2044	645	709
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, June 1, 2019	1,155	1,351
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.32%, July 1, 2025[1]	1,300	1,300
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.30%, July 1, 2025[1]	1,000	1,000
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2018	120	135
__________
		6,462
__________
Guam - 0.4%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, January 1, 2017	600	645
__________
		645
__________
Hawaii - 0.7%
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, December 1, 2017	1,000	1,125
__________
		1,125
__________
Illinois - 6.4%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, January 1, 2016	1,000	1,035
City of Chicago, Sewer Imps. Rev. Bonds:
3.00%, January 1, 2017	325	340
5.00%, January 1, 2018	200	224
	Principal amount (000)	Value (000)
Bonds & notes - continued
Illinois - continued
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, November 1, 2019	$700	$751
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, December 1, 2017	300	336
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2015	1,345	1,380
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, November 1, 2030[1]	1,000	1,176
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, December 1, 2020	500	603
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, December 1, 2017	1,500	1,685
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, June 1, 2015	1,000	1,016
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, July 1, 2015	1,000	1,026
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, July 1, 2017	725	790
__________
		10,362
__________
Indiana - 1.5%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, March 1, 2016	600	631
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2018	500	571
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1:
4.00%, February 11, 2015	500	556
5.00%, July 1, 2020	200	240
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, July 1, 2017	405	449
__________
		2,447
__________
Kentucky - 0.8%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, July 1, 2027	210	214
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, August 1, 2015	1,000	1,019
__________
		1,233
__________
Louisiana - 0.7%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, December 1, 2028	1,110	1,203
__________
		1,203
__________
Maine - 0.4%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, July 1, 2018	625	715
__________
		715
__________
Massachusetts - 2.6%
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.32%, August 1, 2043[1]	1,750	1,750
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, July 1, 2016	600	640
	Principal amount (000)	Value (000)
Bonds & notes - continued
Massachusetts - continued
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.30%, July 1, 2041[1]	$500	$500
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, December 1, 2044	1,000	1,099
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, December 1, 2044	250	275
__________
		4,264
__________
Michigan - 2.8%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, May 1, 2018	1,000	1,116
Michigan Fin. Auth., School Imps. Misc. Rev. Bonds, Series E (St. Aid Withhldg. Insured), 2.85%, August 20, 2015	400	402
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, December 1, 2044	1,000	1,107
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, August 15, 2015	1,000	1,027
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2018	300	342
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, November 15, 2016	550	591
__________
		4,585
__________
Minnesota - 1.1%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, January 1, 2017	500	543
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, July 1, 2040	270	286
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, December 1, 2016	900	976
__________
		1,805
__________
Missouri - 0.6%
City of St Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, July 1, 2017	330	364
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, November 1, 2030	500	543
__________
		907
__________
Nebraska - 2.4%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, August 1, 2039[1]	1,000	1,163
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, March 1, 2044	500	523
4.00%, September 1, 2044	1,000	1,106
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, September 1, 2034	435	450
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, September 1, 2043	595	624
__________
		3,866
__________
	Principal amount (000)	Value (000)
Bonds & notes - continued
Nevada - 0.7%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, July 1, 2016	$300	$320
5.00%, July 1, 2017	750	828
__________
		1,148
__________
New Hampshire - 0.4%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, February 1, 2018	600	675
__________
		675
__________
New Jersey - 5.8%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, November 1, 2018	550	633
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, June 15, 2019	750	853
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, December 15, 2016	1,000	1,073
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.92%, February 1, 2017[1]	1,000	1,001
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	600	665
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, December 1, 2015	500	520
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.70%, January 1, 2024[1]	250	252
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.70%, January 1, 2024[1]	500	504
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, December 15, 2015	1,000	1,045
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, September 15, 2018	750	851
5.00%, September 15, 2019	1,500	1,733
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, May 1, 2019	225	262
__________
		9,392
__________
New Mexico - —%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.886%, December 1, 2028[1]	65	65
__________
		65
__________
New York - 7.4%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, November 1, 2016	1,000	1,086
City of New York Transitional Fin. Auth., Public Imps. Rev. Bonds, 5.00%, November 1, 2019	750	888
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.57%, August 1, 2025[1]	1,000	999
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.92%, November 1, 2018[1]	1,000	1,005
	Principal amount (000)	Value (000)
Bonds & notes - continued
New York - continued
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series C, 5.00%, November 15, 2020	$850	$1,021
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.60%, November 15, 2039[1]	2,600	2,600
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, February 15, 2016	400	419
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, July 15, 2017	500	554
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, January 1, 2036[1]	500	507
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	300	347
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, July 1, 2022[2]	278	291
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2015	1,325	1,347
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series B, 5.00%, June 1, 2019	1,000	1,016
__________
		12,080
__________
North Dakota - 1.2%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
3.75%, July 1, 2042	205	224
4.00%, January 1, 2038	1,610	1,789
__________
		2,013
__________
Ohio - 2.3%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, January 1, 2016	1,660	1,730
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (Assured GTY Insured), 5.00%, January 1, 2017	750	810
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B, 5.00%, September 1, 2015	500	514
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, July 1, 2018	220	239
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, November 1, 2028	470	503
__________
		3,796
__________
Oklahoma - 0.2%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, July 1, 2015	125	127
Stillwater Utilis. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, October 1, 2019	150	170
__________
		297
__________
Oregon - 3.3%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, October 1, 2018	1,000	1,002
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.02%, October 1, 2022[1]	2,225	2,235
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, December 1, 2044	1,500	1,641
	Principal amount (000)	Value (000)
Bonds & notes - continued
Oregon - continued
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Tax Rev. Bonds, 4.00%, November 1, 2017	$400	$419
__________
		5,297
__________
Pennsylvania - 1.1%
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, June 15, 2015	750	764
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, June 1, 2015	1,000	1,016
__________
		1,780
__________
Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, October 1, 2018	350	368
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, October 1, 2016	250	258
5.00%, October 1, 2017	250	261
__________
		887
__________
South Carolina - 0.3%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, July 1, 2030	495	541
__________
		541
__________
South Dakota - 0.3%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, May 1, 2044	425	472
__________
		472
__________
Tennessee - 1.6%
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.62%, October 1, 2038[1]	700	703
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, July 1, 2038	415	462
4.00%, January 1, 2045	950	1,053
4.50%, July 1, 2037	390	440
__________
		2,658
__________
Texas - 8.1%
Central Texas Turnpike System, Highway Tolls Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 5.00%, August 15, 2042[1]	500	588
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, March 1, 2016	1,000	1,052
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.77%, May 15, 2034[1]	600	602
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.62%, May 15, 2034[1]	1,000	1,003
	Principal amount (000)	Value (000)
Bonds & notes - continued
Texas - continued
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, February 1, 2017	$500	$545
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.40%, February 1, 2033[1]	650	650
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.61%, August 15, 2021[1]	1,000	1,002
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, December 1, 2016	100	107
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, November 1, 2018	200	230
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, November 1, 2019	500	589
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, December 15, 2016	350	367
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.20%, July 1, 2031[1]	200	200
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, February 15, 2018	455	513
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, January 1, 2038[1]	600	614
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, December 1, 2019	400	467
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 0.40%, October 1, 2041[1]	1,000	1,001
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, 3.00%, July 1, 2016	325	338
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, May 15, 2021	750	920
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, July 1, 2029	295	318
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, March 15, 2015	715	719
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, August 15, 2016	500	521
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.37%, April 1, 2032[1]	500	501
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, July 15, 2015	225	230
__________
		13,077
__________
Virginia - 1.4%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, June 1, 2020	250	301
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, September 15, 2019	600	710
5.00%, March 15, 2020	1,000	1,195
__________
		2,206
__________
Washington - 5.9%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, July 1, 2015	500	508
5.00%, July 1, 2015	1,250	1,276
	Principal amount (000)	Value (000)
Bonds & notes - continued
Washington - continued
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, January 1, 2017	$300	$314
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, January 1, 2016	1,000	1,045
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, August 1, 2018	600	684
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, December 1, 2015	1,000	1,041
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2006A (AMBAC Insured), 5.00%, July 1, 2015	500	510
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, July 1, 2016	1,000	1,068
State of Washington, Highway Imps. Rev. Bonds:
5.00%, September 1, 2018	1,500	1,712
5.00%, September 1, 2019	900	1,054
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, April 1, 2029	360	384
__________
		9,596
__________
West Virginia - 1.1%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 0.55%, October 1, 2041[1]	1,750	1,751
__________
		1,751
__________
Wisconsin - 1.0%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, November 15, 2043[1]	1,000	1,120
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, October 15, 2016	500	520
__________
		1,640
__________
Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, December 1, 2044	750	798
__________
		798
__________
Total bonds & notes (cost: $145,355,000)		147,590
__________
Short-term securities - 10.2%
Athens-Clarke County Unified Govt. Dev. Auth., College & Univ. Imps. Rev. Bonds, Series B, 0.01%, July 1, 2035[1]	640	640
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.03%, August 1, 2020[1]	300	300
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.02%, December 1, 2033[1]	3,000	3,000
Harris County Cultural Educ. Facs. Fin. Corp. Rev. Ref. Bonds, Series B-1, 0.02%, September 1, 2031[1]	1,050	1,050
Harris County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, Sub-Series B-2, 0.02%, September 1, 2031[1]	415	415
	Principal amount (000)	Value (000)
Short-term securities - continued
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.03%, August 15, 2038[1]	$1,500	$1,500
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series K, 0.03%, July 1, 2037[1]	1,500	1,500
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series B, 0.02%, November 1, 2035[1]	1,020	1,020
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series C, 0.01%, December 1, 2030[1]	1,200	1,200
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.02%, December 1, 2030[1]	500	500
Missouri State Health & Educ. Facs Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.03%, February 15, 2034[1]	60	60
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, 0.03%, June 1, 2032[1]	400	400
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.03%, June 1, 2031[1]	1,925	1,925
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.02%, July 1, 2043[1]	200	200
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.02%, December 1, 2035[1]	1,280	1,280
Sarasota County Public Hospital Dist., Health Care Facs. Rev. Ref. Bonds, 0.02%, July 1, 2037[1]	1,000	1,000
Virginia College Building Auth., College & Univ. Rev. Ref. Bonds, 0.01%, November 1, 2036[1]	550	550
__________
Total short-term securities (cost: $16,540,000)		16,540
__________
Total investment securities (cost: $161,895,000)		164,130
Other assets less liabilities		(1,681)
__________
Net assets		$162,449
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $291,000, representing 0.18% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group California Core Municipal Fund

Schedule of investments

January 31, 2015 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - 97.2%
California - 92.1%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, July 1, 2020	$1,000	$1,154
5.00%, November 15, 2020	715	812
5.00%, November 15, 2021	495	565
5.00%, November 15, 2022	1,000	1,146
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, May 15, 2016	1,500	1,504
5.125%, September 1, 2020	1,500	1,680
5.25%, May 15, 2020	1,000	1,115
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, April 1, 2019	400	464
5.00%, April 1, 2020	550	652
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, September 2, 2021	600	653
5.00%, September 2, 2022	225	246
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, September 2, 2023	375	462
5.00%, September 2, 2024	400	496
5.00%, September 2, 2025	515	631
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, October 1, 2021	1,250	1,526
5.00%, October 1, 2022	975	1,207
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, March 1, 2019	875	991
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2024	455	547
5.00%, September 1, 2025	425	508
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, October 1, 2017	575	616
Anaheim Public Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, May 1, 2017	300	328
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.12%, April 1, 2045[1]	3,700	3,776
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.92%, April 1, 2045[1]	2,800	2,807
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, April 1, 2045[1]	1,500	1,518
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	650	661
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1 (Pre-refunded with U.S. Govt. Securities to 04/01/19 @ 100), 5.00%, April 1, 2021	100	118
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.62%, April 1, 2034[1]	1,000	1,000
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, October 1, 2023	500	631
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, September 1, 2021	700	722
5.00%, September 1, 2026	500	516
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, April 1, 2019	950	1,099
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, February 1, 2021	$550	$654
5.00%, October 1, 2021	700	857
5.00%, November 1, 2021	525	543
5.50%, April 1, 2029	300	354
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, January 1, 2018	125	141
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2015	625	645
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, September 1, 2020	165	200
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, November 1, 2021	560	639
4.00%, November 1, 2022	500	565
4.50%, November 1, 2017	335	369
5.00%, October 1, 2021	535	640
5.00%, January 1, 2024	100	116
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, August 15, 2016	710	746
5.00%, August 15, 2018	1,100	1,262
5.00%, August 15, 2025	400	501
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, October 1, 2018	275	316
5.00%, October 1, 2022	770	886
5.00%, November 15, 2024	150	179
5.00%, November 15, 2025	375	446
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, August 15, 2020	1,325	1,603
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, July 1, 2025	100	114
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.125%, July 1, 2022	525	536
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, January 1, 2020	1,005	1,189
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, October 1, 2019	525	625
5.00%, November 15, 2019	1,350	1,609
5.00%, March 1, 2020	1,675	1,989
5.00%, November 15, 2020	500	607
5.00%, November 15, 2021	350	427
5.00%, March 1, 2023	1,000	1,219
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, August 15, 2019	400	455
5.00%, August 15, 2020	300	363
5.00%, November 15, 2021	1,000	1,037
5.375%, July 1, 2021	1,500	1,506
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, July 1, 2043[1]	1,750	2,073
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 10/01/18 @ 100), 6.25%, October 1, 2028	200	241
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, July 1, 2043[1]	$250	$302
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.30%, October 1, 2047[1]	1,000	1,001
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.30%, April 1, 2038[1]	2,500	2,501
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.32%, October 1, 2047[1]	1,800	1,800
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, October 1, 2025	100	109
4.50%, October 1, 2026	100	109
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, February 1, 2018	100	111
5.00%, February 1, 2019	100	111
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, October 1, 2022	160	190
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, October 1, 2023	465	519
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, October 1, 2017	150	163
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 1.55%, February 1, 2019	1,500	1,512
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, August 15, 2030	1,000	1,146
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, December 1, 2020	750	802
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, May 1, 2018	200	228
5.00%, May 1, 2018	2,000	2,284
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, May 1, 2017	100	110
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, May 1, 2018	225	257
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, May 1, 2021	200	242
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2018	1,250	1,428
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, May 1, 2021	100	114
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
4.50%, December 1, 2016	525	565
5.00%, December 1, 2022	70	80
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, December 1, 2023	200	229
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18@ 100), 5.00%, December 1, 2022	940	1,076
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds (Pre-refunded with U.S. Treasury Obligations to 04/01/15 @ 100, 5.00%, April 1, 2020	200	202
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, October 1, 2017	300	334
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, March 1, 2018	$1,350	$1,525
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E (Escrowded to Maturity), 5.00%, April 1, 2015	1,315	1,326
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (Escrowded to Maturity) (NATL-RE FGIC Insured), 5.00%, June 1, 2015	200	203
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, June 1, 2023	600	752
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, November 1, 2018	750	870
5.00%, November 1, 2023	250	319
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, November 1, 2021	955	990
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, November 1, 2021	1,645	1,705
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, May 15, 2019	1,000	1,138
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, July 1, 2021	100	113
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, April 1, 2019	600	699
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, July 1, 2016	1,100	1,173
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, October 1, 2019	2,000	2,001
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, August 1, 2020	700	721
3.00%, August 1, 2021	600	621
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, July 1, 2016	100	102
5.00%, May 15, 2019	600	693
5.00%, November 1, 2019	1,000	1,173
5.00%, November 1, 2022	125	155
5.00%, May 15, 2024	300	352
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, October 1, 2023	500	593
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, July 1, 2021	1,100	1,320
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, November 15, 2020	210	251
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, October 1, 2021	1,625	1,966
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, August 1, 2023	745	920
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, August 1, 2024	260	324
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, November 1, 2019	2,000	2,233
5.00%, November 1, 2024	600	652
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, September 1, 2020	$1,000	$1,199
5.00%, September 1, 2022	450	552
5.00%, September 1, 2025	665	815
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, September 1, 2021	500	597
5.00%, September 1, 2022	1,400	1,690
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, June 15, 2020	1,350	1,636
City & County of San Francisco, Sewer Rev. Ref. Bonds, Series A, 5.00%, October 1, 2020	750	913
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, September 2, 2018	325	344
3.15%, September 2, 2021	570	607
3.55%, September 2, 2023	350	376
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, July 1, 2018	1,150	1,157
City of Fontana California, Special Tax Ref. Bonds, 5.00%, September 1, 2023	535	642
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, September 2, 2019	500	516
4.375%, September 2, 2021	700	722
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, September 2, 2019	1,230	1,287
3.00%, September 2, 2020	1,250	1,351
3.25%, September 2, 2022	700	769
3.375%, September 2, 2023	850	923
4.00%, September 2, 2018	500	551
4.00%, September 2, 2019	475	527
4.00%, September 2, 2022	400	462
4.50%, September 2, 2022	250	258
4.75%, September 2, 2023	250	258
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, May 15, 2021	100	120
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, November 15, 2018	2,250	2,444
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, September 2, 2017	120	123
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 02/01/15 @ 100) (NATL-RE FGIC Insured), 5.00%, February 1, 2017	100	100
City of Roseville, Special Tax Ref. Bonds:
3.50%, September 1, 2015	1,000	1,015
4.00%, September 1, 2016	2,000	2,086
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, March 1, 2018	700	790
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, July 1, 2026	800	985
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, March 1, 2020	500	592
5.00%, March 1, 2023	450	553
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, June 1, 2021	$275	$301
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, September 1, 2022	1,295	1,566
5.00%, September 1, 2024	860	1,018
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, July 1, 2015	200	204
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, July 1, 2016	490	513
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, June 1, 2019	900	1,063
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, October 1, 2026	530	650
5.00%, October 1, 2027	500	607
5.00%, October 1, 2030	1,000	1,196
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, September 1, 2022	1,700	2,100
5.00%, September 1, 2026	1,000	1,228
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, January 15, 2053[1]	2,000	2,177
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, June 1, 2020	1,200	1,439
5.00%, June 1, 2021	1,200	1,460
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, September 1, 2026	600	715
5.00%, September 1, 2028	720	842
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, August 1, 2029	500	604
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, November 1, 2017	100	112
5.25%, November 1, 2025	100	114
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, November 1, 2022	700	830
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, September 2, 2015	200	203
4.00%, September 2, 2021	1,350	1,392
4.00%, September 2, 2023	430	443
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, March 1, 2017	100	110
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, September 1, 2023	500	611
5.00%, September 1, 2029	710	842
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, September 1, 2019	500	565
5.00%, September 1, 2019	200	233
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, August 1, 2015	100	102
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, September 1, 2021	840	895
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, November 1, 2020	750	862
5.00%, November 1, 2021	500	611
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, June 1, 2022	$15	$17
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, June 1, 2022	85	96
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2020	600	713
5.00%, September 1, 2023	700	862
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2016	500	535
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, July 1, 2020	2,685	3,262
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, July 1, 2018	1,000	1,151
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, September 1, 2022	1,190	1,468
5.00%, September 1, 2024	1,000	1,260
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, September 1, 2019	1,000	1,165
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, December 1, 2020	3,000	3,608
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, November 15, 2020	420	427
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, May 15, 2029	200	231
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, May 15, 2019	850	1,000
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, May 15, 2022	700	843
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	300	345
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A:
4.00%, July 1, 2019	1,000	1,142
5.00%, July 1, 2021	1,000	1,238
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, July 1, 2020	1,000	1,183
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, July 1, 2019	2,175	2,571
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, July 1, 2020	1,000	1,212
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, July 1, 2024	100	117
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, August 1, 2020	900	1,090
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.0001%, September 1, 2024	1,000	787
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A (Pre-refunded with U.S. Govt. Securities to 03/01/15 @ 100), 5.00%, March 1, 2017	100	100
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, July 1, 2015	500	510
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.37%, July 1, 2027[1]	1,500	1,500
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.37%, July 1, 2027[1]	$1,100	$1,100
Modesto Irrigation Dist., Certs. of Part. Lease Ref. Bonds, Series A (AMBAC Insured), 5.00%, October 1, 2015	800	826
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	400	444
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, August 1, 2019	380	443
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, August 1, 2019	420	491
5.00%, August 1, 2020	375	448
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/01/15 @ 100) (NATL-RE Insured), 5.00%, August 1, 2018	150	154
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, August 1, 2021	500	608
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, September 1, 2021	1,050	1,252
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, June 1, 2016	750	799
5.50%, July 1, 2021	1,000	1,198
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2017	200	222
5.00%, July 1, 2019	200	236
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, September 1, 2018	500	570
Ohlone Comm. College Dist., G.O. Ref. Bonds, 5.00%, August 1, 2024	1,000	1,236
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, October 1, 2020	385	434
4.00%, October 1, 2021	1,485	1,684
Orange County Sanitation Dist., Certs. of Part. Sewer Imps. Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 02/01/17 @ 100) (AGM Insured), 5.00%, February 1, 2019	965	1,053
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, September 1, 2020	770	916
5.00%, September 1, 2021	375	451
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, June 1, 2021	750	893
Palomar Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, May 1, 2022	325	406
5.00%, May 1, 2029	1,000	1,238
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, September 1, 2019	360	372
4.50%, September 1, 2020	445	460
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, September 15, 2017	500	517
3.75%, September 15, 2018	770	796
4.00%, September 15, 2020	340	383
4.00%, September 15, 2022	440	501
5.00%, September 1, 2020	600	708
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, September 1, 2020	775	932
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, September 1, 2025	$750	$926
5.00%, September 1, 2026	600	733
5.00%, September 1, 2028	800	961
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, September 2, 2017	100	102
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, September 1, 2022	400	472
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, September 1, 2023	500	613
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, October 1, 2020	405	485
5.00%, October 1, 2021	615	745
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A:
3.00%, September 1, 2016	1,120	1,167
5.00%, September 1, 2021	1,000	1,218
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, September 1, 2025	350	430
Sacramento City Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, July 1, 2028	500	606
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A:
5.00%, December 1, 2018	500	579
5.00%, December 1, 2025	1,190	1,510
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, August 15, 2017	475	529
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, March 1, 2023	615	718
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, August 1, 2020	725	868
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, August 1, 2018	1,000	1,154
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, July 1, 2023	225	280
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, July 1, 2018	850	966
5.00%, July 1, 2020	700	834
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2021	500	617
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, May 1, 2018	700	800
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, May 1, 2020	750	905
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, July 1, 2016	475	505
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, May 15, 2022	100	118
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, August 1, 2020	100	110
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2022	800	973
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, May 1, 2024	100	117
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, May 1, 2019	$400	$470
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, May 1, 2021	300	350
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series C, 5.00%, August 1, 2022	305	373
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, August 1, 2017	265	290
5.00%, August 1, 2018	275	311
5.25%, August 1, 2019	290	339
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, August 1, 2021	500	539
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, August 1, 2020	800	939
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, June 15, 2019	1,150	1,359
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, August 1, 2022	500	568
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, August 1, 2018	400	401
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, August 1, 2018	800	883
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, June 15, 2022	650	763
5.00%, June 15, 2020	500	603
5.00%, June 15, 2022	500	622
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, July 15, 2023	200	235
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, September 1, 2020	750	917
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, November 15, 2022	285	325
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2022	325	396
5.00%, September 1, 2024	550	687
5.00%, September 1, 2025	375	461
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, September 1, 2020	995	1,173
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, October 1, 2021	250	302
5.00%, October 1, 2023	500	616
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, March 1, 2021	1,000	1,227
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, August 15, 2015	900	924
5.00%, August 15, 2020	1,000	1,020
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.35%, November 1, 2017[1]	1,625	1,625
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, July 1, 2018	200	229
5.00%, July 1, 2020	1,550	1,875
5.00%, July 1, 2023	800	966
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, July 1, 2021	$500	$567
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, July 1, 2016	500	534
5.00%, July 1, 2018	350	402
5.00%, July 1, 2021	750	928
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2019	1,000	1,183
5.00%, July 1, 2020	245	296
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, July 1, 2023	100	115
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, October 1, 2020	100	120
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, December 1, 2027[1]	750	807
State of California, G.O. General Fund Ref. Bonds:
4.00%, December 1, 2020	1,175	1,366
5.00%, February 1, 2019	2,000	2,330
5.00%, April 1, 2019	600	702
5.00%, February 1, 2020	2,700	3,231
5.00%, October 1, 2020	1,000	1,215
5.00%, December 1, 2024	800	1,001
5.25%, October 1, 2020	650	778
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, April 1, 2018	100	115
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, August 1, 2020	5	5
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	950	1,054
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Govt. Securities to 07/01/19 @ 100), 5.25%, July 1, 2021	385	457
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, July 1, 2021	675	808
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2021	750	903
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, September 1, 2025	200	242
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, October 1, 2022	400	488
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, September 1, 2027	1,720	2,073
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, January 1, 2022	1,500	1,713
5.25%, January 1, 2024	100	115
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, January 1, 2018	500	562
5.00%, January 1, 2020	610	723
5.00%, January 1, 2022	700	833
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (Pre-refunded with St. & Loc. Govt. Series to 05/15/16 @ 101) (NATL-RE FGIC Insured), 5.00%, May 15, 2023	130	139
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, May 15, 2017	500	541
5.00%, May 15, 2020	500	604
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 05/01/15 @ 100) (AMBAC Insured), 4.00%, May 1, 2018	$200	$202
__________
		269,971
__________
District of Columbia - —%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, October 1, 2017	100	111
__________
		111
__________
Florida - 0.2%
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, June 1, 2019	500	580
__________
		580
__________
Guam - 1.0%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, October 1, 2019	150	175
5.00%, October 1, 2020	225	265
5.00%, October 1, 2021	350	416
5.00%, October 1, 2022	710	852
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	1,100	1,335
__________
		3,043
__________
Iowa - —%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, June 1, 2027	100	116
__________
		116
__________
Michigan - —%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, November 15, 2024	100	115
__________
		115
__________
Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.02%, October 1, 2022[1]	1,000	1,005
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Tax Rev. Bonds, 4.00%, November 1, 2017	100	104
__________
		1,109
__________
Puerto Rico - 2.3%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, July 1, 2023	730	550
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, July 1, 2019	500	388
	Principal amount (000)	Value (000)
Bonds & notes - continued
Puerto Rico - continued
Puerto Rico Highways & Trans. Auth., Sales Tax Rev. Ref. Bonds, Series AA-1 (AGM Insured), 4.95%, July 1, 2026	$1,405	$1,443
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2018	355	336
5.00%, October 1, 2016	350	361
5.00%, October 1, 2017	500	522
5.00%, October 1, 2019	500	528
5.00%, October 1, 2021	1,000	1,059
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	1,000	1,054
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, August 1, 2022	500	477
__________
		6,718
__________
Texas - 0.4%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.77%, May 15, 2034[1]	1,100	1,104
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 02/01/16 @ 100), 5.00%, February 1, 2024	100	105
__________
		1,209
__________
U. S. Virgin Islands - 0.8%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, October 1, 2024	500	592
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, October 1, 2019	1,400	1,611
__________
		2,203
__________
Total bonds & notes (cost: $273,065,000)		285,175
__________
Short-term securities - 3.3%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.01%, July 1, 2041[1]	1,300	1,300
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.01%, September 1, 2038[1]	400	400
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, November 1, 2026[1]	400	400
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.01%, August 15, 2027[1]	1,950	1,950
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.01%, May 15, 2024[1]	100	100
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.01%, September 2, 2029[1]	2,360	2,360
City of Irvine California, Special Assessment Ref. Bonds, 0.01%, September 2, 2050[1,2]	500	500
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.01%, July 1, 2034[1]	200	200
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.01%, July 1, 2035[1]	1,000	1,000
	Principal amount (000)	Value (000)
Short-term securities - continued
State of California, G.O. General Fund School Imps. Bonds, Series A-1, 0.01%, May 1, 2033[1]	$1,400	$1,400
__________
Total short-term securities (cost: $9,610,000)		9,610
__________
Total investment securities (cost: $282,675,000)		294,785
Other assets less liabilities		(1,605)
__________
Net assets		$293,180
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $500,000, representing 0.17% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Group California Short-Term Municipal Fund

Schedule of investments

January 31, 2015 (unaudited)

	Principal amount (000)	Value (000)
Bonds & notes - 89.4%
California - 84.9%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, May 15, 2016	$500	$501
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, August 1, 2016	200	214
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, April 1, 2016	400	417
5.00%, April 1, 2018	250	282
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
4.00%, September 2, 2019	525	591
4.00%, September 2, 2020	315	359
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, March 1, 2018	500	554
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.92%, April 1, 2045	500	501
0.92%, April 1, 2047	250	251
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, April 1, 2045[1]	750	759
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.72%, April 1, 2047[1]	1,675	1,677
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	600	610
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, April 1, 2018	250	277
5.00%, April 1, 2017	400	440
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.62%, April 1, 2034[1]	250	250
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 0.72%, April 1, 2034[1]	250	250
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 4.00%, October 1, 2019	570	652
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, August 1, 2019	700	826
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
4.00%, October 1, 2015	350	359
4.00%, September 1, 2016	75	79
4.00%, February 1, 2017	100	107
5.00%, October 1, 2016	250	269
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A:
3.00%, November 1, 2016	400	417
5.00%, October 1, 2015	500	516
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2015	150	153
4.00%, April 1, 2016	300	313
4.00%, April 1, 2017	200	214
4.00%, October 1, 2018	400	441
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, August 15, 2017	510	563
5.00%, August 15, 2018	500	574
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, August 15, 2016	200	215
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.125%, July 1, 2022	375	383
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, August 15, 2015	$150	$154
5.00%, November 15, 2016	225	233
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, January 1, 2018	425	465
5.00%, January 1, 2019	500	577
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, March 1, 2018	200	219
4.00%, March 1, 2019	500	557
5.00%, November 15, 2016	250	271
5.00%, October 1, 2018	500	578
5.00%, October 1, 2019	525	625
5.00%, November 15, 2019	300	354
5.00%, March 1, 2020	500	596
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, November 15, 2015	150	155
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, July 1, 2043[1]	1,075	1,203
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, July 1, 2043[1]	500	604
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.30%, October 1, 2047[1]	500	501
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.30%, April 1, 2038[1]	1,100	1,100
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.32%, October 1, 2047[1]	1,000	1,000
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, October 1, 2016	200	212
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 1.55%, February 1, 2019	700	706
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, May 1, 2017	200	218
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2018	1,250	1,428
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, December 1, 2018	500	582
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, May 1, 2016	1,000	1,061
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, March 1, 2019	400	450
5.00%, April 1, 2018	400	453
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, November 1, 2017	210	229
4.00%, November 1, 2019	500	569
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, October 1, 2017	475	529
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, March 1, 2016	400	417
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, March 1, 2016	500	526
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, December 1, 2016	325	347
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, September 1, 2018	$250	$287
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, June 1, 2018	425	470
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (Escrowded to Maturity) (NATL-RE FGIC Insured), 5.00%, June 1, 2015	100	102
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, October 1, 2016	240	259
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, November 1, 2016	400	433
5.00%, November 1, 2017	475	533
5.00%, November 1, 2018	400	464
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, July 1, 2016	500	533
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, November 1, 2029[1]	600	661
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 2.50%, August 1, 2020	1,100	1,133
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, November 1, 2015	300	311
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, November 15, 2019	160	180
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, July 1, 2020	625	743
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, November 15, 2019	280	329
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, October 1, 2018	700	794
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, September 1, 2017	500	554
5.00%, September 1, 2020	625	750
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, October 1, 2015	500	516
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, June 15, 2018	1,745	2,001
5.00%, June 15, 2019	380	449
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, October 1, 2018	500	580
5.00%, October 1, 2019	555	661
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, July 1, 2018	1,100	1,107
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, May 15, 2018	225	250
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, November 15, 2018	1,250	1,357
City of Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, May 15, 2021	250	293
City of Los Angeles, Res. Recovery Imps. Rev. Bonds, Series A, 5.00%, February 1, 2019	550	644
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, June 1, 2016	100	105
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, March 1, 2015	440	441
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	$500	$572
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, March 1, 2017	700	763
5.00%, March 1, 2018	600	676
County of El Dorado, Special Tax Ref. Bonds:
4.00%, September 1, 2018	450	493
5.00%, September 1, 2020	545	643
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, September 1, 2018	500	573
5.00%, September 1, 2019	600	706
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, December 1, 2019	600	680
5.00%, December 1, 2020	500	603
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, June 1, 2018	500	570
5.00%, June 1, 2019	500	587
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, February 1, 2020	1,100	978
Hemet Unified School Dist, G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, August 1, 2018	1,000	1,145
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, November 1, 2016	300	324
5.00%, November 1, 2018	425	490
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, September 1, 2018	500	555
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, November 1, 2018	700	807
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2016	500	535
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, July 1, 2020	1,400	1,701
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, September 1, 2019	1,000	1,176
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, December 1, 2018	1,100	1,269
5.00%, December 1, 2019	700	827
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, November 15, 2020	245	249
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	770	864
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, May 15, 2015	300	303
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, May 15, 2015	200	202
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A:
3.00%, July 1, 2018	550	594
5.00%, July 1, 2015	420	429
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, July 1, 2020	400	473
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C:
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, July 1, 2019	$1,600	$1,891
5.00%, July 1, 2020	500	606
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, July 1, 2018	500	573
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, August 1, 2016	500	528
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, July 1, 2015	200	204
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.37%, July 1, 2027[1]	1,600	1,600
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.37%, July 1, 2027[1]	500	500
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, July 1, 2037[1]	700	737
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2015	300	306
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, August 1, 2015	375	382
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, August 1, 2021	375	456
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, September 1, 2018	500	570
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, October 1, 2017	360	379
4.00%, October 1, 2018	300	329
Orange County Sanitation Dist., Certs. of Part. Sewer Imps. Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 02/01/17 @ 100) (AGM Insured), 5.00%, February 1, 2019	1,000	1,091
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, September 1, 2018	375	427
5.00%, September 1, 2019	200	234
5.00%, September 1, 2021	200	240
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, June 1, 2021	350	417
Palomar Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, May 1, 2022	325	406
Pomona Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, August 1, 2022	200	246
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, September 1, 2019	370	436
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, September 1, 2020	750	902
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, October 1, 2019	275	323
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A:
4.00%, September 1, 2017	500	544
5.00%, September 1, 2019	850	1,002
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, September 1, 2021	285	345
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A:
5.00%, December 1, 2018	500	579
5.00%, December 1, 2019	500	596
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, July 1, 2015	100	102
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, August 15, 2017	225	251
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, August 15, 2017	$250	$278
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, March 1, 2018	250	280
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, March 1, 2018	500	553
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, August 1, 2017	400	436
5.00%, August 1, 2018	1,000	1,154
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, July 1, 2016	250	267
5.00%, July 1, 2017	650	717
5.00%, July 1, 2018	100	114
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2018	300	342
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, May 1, 2018	500	571
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, May 1, 2017	850	938
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, July 1, 2016	175	186
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, May 15, 2015	300	304
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, May 1, 2016	200	212
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, May 1, 2018	500	571
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C:
4.00%, August 1, 2017	500	542
5.00%, August 1, 2020	500	598
San Francisco Municipal Trans. Agcy., Transit Rev. Ref. Bonds, 4.00%, March 1, 2018	245	270
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, June 15, 2018	500	573
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, June 15, 2015	100	102
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, August 1, 2016	300	315
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, August 1, 2018	300	335
4.00%, August 1, 2019	475	542
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, June 15, 2020	775	894
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, March 1, 2016	500	521
5.00%, March 1, 2018	750	850
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.35%, November 1, 2017[1]	1,075	1,075
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, July 1, 2015	225	229
5.00%, July 1, 2016	200	213
5.00%, July 1, 2017	750	832
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, July 1, 2018	$200	$229
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, July 1, 2016	150	158
5.00%, July 1, 2017	775	859
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, July 1, 2016	500	534
5.00%, July 1, 2018	350	402
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2016	705	752
5.00%, July 1, 2019	600	709
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	300	344
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, December 1, 2027[1]	500	538
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 0.949%, December 1, 2029[1]	500	507
State of California, G.O. General Fund Ref. Bonds:
5.00%, February 1, 2018	1,000	1,129
5.00%, February 1, 2019	650	757
State of California, G.O. General Fund Ref. Notes:
5.00%, April 1, 2015	500	504
5.00%, December 1, 2019	900	1,072
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, June 1, 2015	250	254
State of California, G.O. Misc. Rev. Ref. Bonds, 4.00%, September 1, 2017	500	545
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, April 1, 2018	500	552
5.00%, June 1, 2015	200	203
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.77%, May 1, 2017[1]	400	403
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, September 1, 2018	570	636
5.50%, April 1, 2019	2,050	2,440
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2020	500	593
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, April 1, 2016	340	354
4.00%, April 1, 2017	350	373
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, September 1, 2019	525	610
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, October 1, 2019	675	790
5.00%, October 1, 2021	500	603
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, September 1, 2021	515	622
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, January 1, 2018	250	274
5.00%, January 1, 2017	300	326
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, May 15, 2016	350	372
	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, May 15, 2016	$200	$213
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, January 1, 2018	300	329
__________
		118,662
__________
Colorado - 0.3%
City & County of Denver, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, November 15, 2017	300	335
__________
		335
__________
Florida - 1.1%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, June 1, 2019	100	116
5.00%, June 1, 2020	600	709
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, July 1, 2016	600	640
__________
		1,465
__________
Guam - 0.2%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, January 1, 2017	300	322
__________
		322
__________
Illinois - 0.4%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, December 1, 2017	500	562
__________
		562
__________
Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, December 1, 2028	145	157
__________
		157
__________
Massachusetts - 0.1%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.45%, January 1, 2018[1]	175	175
__________
		175
__________
Mississippi - 0.3%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, March 1, 2034[1]	465	467
__________
		467
__________
	Principal amount (000)	Value (000)
Bonds & notes - continued
Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.02%, October 1, 2022[1]	$600	$603
__________
		603
__________
Puerto Rico - 0.9%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, October 1, 2018	800	842
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, October 1, 2016	200	206
5.00%, October 1, 2017	250	261
__________
		1,309
__________
U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, October 1, 2019	800	921
__________
		921
__________
Total bonds & notes (cost: $122,643,000)		124,978
__________
Short-term securities - 10.4%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.01%, September 1, 2038[1]	1,620	1,620
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, November 1, 2026[1]	1,200	1,200
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.01%, August 15, 2027[1]	2,800	2,800
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.01%, May 15, 2024[1]	850	850
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.01%, September 2, 2029[1]	3,800	3,800
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.01%, September 2, 2029[1]	1,500	1,500
City of Irvine California, Special Assessment Ref. Bonds, 0.01%, September 2, 2050[1,2]	2,100	2,100
Irvine Unified School Dist., School Imps. Special Tax Rev. Bonds, 0.01%, September 1, 2051[1]	643	643
__________
Total short-term securities (cost: $14,513,000)		14,513
__________
Total investment securities (cost: $137,156,000)		139,491
Other assets less liabilities		224
__________
Net assets		$139,715
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $2,100,000, representing 1.50% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility

Capital Group Core Bond Fund

Schedule of investments

January 31, 2015 (unaudited)

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - 97.3%
U.S. government & government agency bonds & notes - 54.6%
Fannie Mae:
0.375%, July 5, 2016	$1,000	$1,001
1.25%, September 28, 2016	1,000	1,014
1.25%, January 30, 2017	1,445	1,465
1.00%, November 15, 2017	4,645	4,646
0.875%, May 21, 2018	500	499
1.75%, September 12, 2019	1,545	1,586
2.625%, September 6, 2024	1,990	2,104
Federal Home Loan Banks:
1.00%, June 21, 2017	600	604
1.875%, March 13, 2020	2,910	2,985
Freddie Mac:
0.50%, August 28, 2015	2,500	2,505
4.75%, January 19, 2016	2,000	2,086
2.50%, May 27, 2016	1,000	1,029
1.00%, June 29, 2017	500	504
4.875%, June 13, 2018	500	565
U.S. Treasury Bonds:
7.625%, February 15, 2025	750	1,166
3.00%, November 15, 2044	250	292
U.S. Treasury Inflation Indexed Bonds:
0.25%, January 15, 2025	5,285	5,409
2.00%, January 15, 2026	595	717
1.375%, February 15, 2044	1,013	1,253
U.S. Treasury Inflation Indexed Notes:
0.125%, April 15, 2016	1,065	1,070
2.375%, January 15, 2017	387	409
0.125%, April 15, 2018	1,022	1,040
0.375%, July 15, 2023	507	527
U.S. Treasury Notes:
4.00%, February 15, 2015	2,575	2,579
1.25%, September 30, 2015	500	504
4.50%, February 15, 2016	500	522
2.625%, February 29, 2016	5,075	5,206
0.50%, June 15, 2016	8,365	8,390
1.50%, July 31, 2016	3,650	3,715
0.625%, August 15, 2016	1,000	1,004
1.00%, September 30, 2016	1,000	1,011
4.625%, February 15, 2017	4,000	4,338
1.00%, March 31, 2017	1,000	1,010
0.875%, April 30, 2017	1,000	1,008
4.50%, May 15, 2017	18,960	20,656
8.75%, May 15, 2017	490	581
0.875%, July 15, 2017	1,000	1,007
1.875%, August 31, 2017	8,430	8,693
0.75%, March 31, 2018	500	499
3.875%, May 15, 2018	1,000	1,098
1.375%, June 30, 2018	250	254
4.00%, August 15, 2018	4,000	4,436
1.25%, October 31, 2018	500	505
1.50%, December 31, 2018	11,490	11,709
1.625%, March 31, 2019	1,000	1,023
1.25%, April 30, 2019	500	504
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
U.S. government & government agency bonds & notes - continued
1.50%, May 31, 2019	$2,750	$2,798
1.625%, June 30, 2019	9,165	9,377
1.625%, July 31, 2019	1,000	1,023
1.625%, August 31, 2019	750	767
1.00%, September 30, 2019	500	497
1.75%, September 30, 2019	4,000	4,111
1.50%, October 31, 2019	1,000	1,016
1.50%, November 30, 2019	7,247	7,363
1.625%, December 31, 2019	1,000	1,022
1.375%, May 31, 2020	1,000	1,006
2.00%, November 30, 2020	1,000	1,037
2.25%, March 31, 2021	4,640	4,875
3.125%, May 15, 2021	2,000	2,207
1.875%, November 30, 2021	3,565	3,661
2.125%, December 31, 2021	1,000	1,044
1.50%, January 31, 2022	4,125	4,132
2.00%, February 15, 2023	2,000	2,068
1.75%, May 15, 2023	1,000	1,013
2.50%, August 15, 2023	1,050	1,126
2.75%, November 15, 2023	2,250	2,462
2.75%, February 15, 2024	5,000	5,478
2.25%, November 15, 2024	500	527
__________
Total U.S. government & government agency bonds & notes		173,338
__________
Mortgage-backed obligations - 12.6%
Federal agency mortgage-backed obligations - 6.6%
Fannie Mae:
4.50%, July 1, 2019	74	78
4.50%, March 1, 2020	402	425
2.717%, February 25, 2022	500	524
3.50%, October 1, 2025	4,256	4,527
2.50%, November 1, 2027	1,119	1,162
5.50%, April 25, 2037	81	90
5.50%, September 1, 2038	879	982
5.00%, June 1, 2041	1,205	1,347
5.00%, August 1, 2041	320	358
3.139%, September 1, 2041[1]	200	210
6.00%, February 1, 2045 TBA	250	283
Freddie Mac:
1.873%, January 25, 2018	196	199
2.699%, May 25, 2018	790	826
3.034%, October 25, 2020[1]	495	527
3.974%, January 25, 2021[1]	524	586
2.373%, May 25, 2022	500	515
2.67%, December 25, 2024	995	1,033
3.00%, April 14, 2035 TBA	2,735	2,838
6.00%, February 15, 2037	51	56
Ginnie Mae:
4.50%, January 20, 2040	136	149
4.00%, November 20, 2044	994	1,063
5.616%, September 20, 2059	454	481
0.991%, July 20, 2062[1]	727	736
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
5.075%, February 20, 2064	$326	$353
6.64%, July 20, 2064	1,450	1,581
__________
		20,929
__________
Commercial mortgage-backed securities - 6.0%
Commercial Mortgage Trust, 5.292%, December 10, 2046	337	360
Credit Suisse Commercial Mortgage Trust:
5.467%, September 15, 2039	1,241	1,306
5.695%, September 15, 2040 [1]	720	781
DBUBS Mortgage Trust, Series 144A:[2]
3.386%, July 10, 2044	606	624
3.742%, November 10, 2046	1,513	1,548
Fannie Mae Aces, 1.4513%, February 25, 2018	1,037	1,047
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.1683%, February 25, 2024[1]	231	230
Greenwich Capital Commercial Funding Corp., 5.444%, March 10, 2039	350	374
GS Mortgage Securities Trust, 1.468%, August 10, 2044	79	79
Hilton USA Trust, Series 144A:[2]
2.662%, November 5, 2030	480	484
3.367%, November 5, 2030	725	739
JPMorgan Chase Commercial Mortgage Securities Trust:
4.895%, September 12, 2037	500	504
5.44%, May 15, 2045	650	690
5.699%, February 12, 2049 [1]	650	700
5.85%, February 15, 2051 [1]	318	348
JPMorgan Chase Commercial Mortgage Securities Trust, Series 144A, 3.6727%, February 15, 2046[2]	340	351
LB-UBS Commercial Mortgage Trust:
5.387%, February 15, 2040	623	670
5.493%, February 15, 2040 [1]	680	721
5.861%, July 15, 2044 [1]	313	343
6.169%, September 15, 2045 [1]	500	561
Merrill Lynch Mortgage Trust, 5.837%, June 12, 2050[1]	730	789
ML-CFC Commercial Mortgage Trust, 5.8862%, August 12, 2049[1]	550	602
Morgan Stanley Capital I Trust:
5.201%, November 14, 2042 [1]	287	291
5.319%, December 15, 2043	445	474
Wachovia Bank Commercial Mortgage Trust:
5.118%, July 15, 2042 [1]	852	856
5.342%, December 15, 2043	1,650	1,768
5.466%, January 15, 2045 [1]	510	529
5.591%, April 15, 2047 [1]	510	549
5.721%, June 15, 2049 [1]	725	782
__________
		19,100
__________
Total mortgage-backed obligations		40,029
__________
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - 23.0%
Banks - 3.2%
Bank of America Corp.:
2.60%, January 15, 2019	$715	$730
3.30%, January 11, 2023	165	169
4.00%, April 1, 2024	780	843
Barclays Bank PLC, 2.50%, February 20, 2019	1,100	1,136
BB&T Corp.:
2.05%, June 19, 2018	500	508
2.45%, January 15, 2020	385	395
BNP Paribas SA, 0.7226%, March 17, 2017[1]	520	521
JP Morgan Chase & Co.:
3.40%, June 24, 2015	120	121
3.20%, January 25, 2023	125	128
3.125%, January 23, 2025	775	782
Morgan Stanley:
2.125%, April 25, 2018	300	303
3.70%, October 23, 2024	440	465
Regions Financial Corp., 2.00%, May 15, 2018	500	497
The Bank of New York Mellon Corp., 2.10%, January 15, 2019	500	510
The Goldman Sachs Group, Inc.:
2.55%, October 23, 2019	510	518
3.625%, January 22, 2023	350	366
3.85%, July 8, 2024	690	733
The Royal Bank of Scotland PLC, 4.375%, March 16, 2016	700	726
Wells Fargo & Co., 3.30%, September 9, 2024	700	733
__________
		10,184
__________
Electric - 2.6%
Appalachian Power Co., Series S, 3.40%, May 24, 2015	250	252
CMS Energy Corp., 3.875%, March 1, 2024	400	434
Duke Energy Corp.:
3.95%, October 15, 2023	165	184
3.75%, April 15, 2024	750	823
Midamerican Energy Holdings Co., 5.75%, April 1, 2018	300	340
Northern States Power Co., 2.60%, May 15, 2023	500	512
Pacific Gas & Electric Co., 2.45%, August 15, 2022	300	300
PacifiCorp, 5.65%, July 15, 2018	755	867
Progress Energy, Inc., 7.05%, March 15, 2019	930	1,121
PSEG Power LLC, 2.75%, September 15, 2016	250	258
Public Service Co. of Colorado, 3.20%, November 15, 2020	300	320
Southern California Edison Co., 1.125%, May 1, 2017	430	432
Tampa Electric Co., 2.60%, September 15, 2022	350	356
Virginia Electric and Power Co.:
5.40%, April 30, 2018	621	704
2.95%, January 15, 2022	300	313
3.45%, February 15, 2024	1,075	1,161
__________
		8,377
__________
Pipelines - 1.9%
Boardwalk Pipelines LP, 4.95%, December 15, 2024	460	472
Enbridge, Inc.:
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Pipelines - continued
5.60%, April 1, 2017	$790	$850
4.00%, October 1, 2023	505	506
EnLink Midstream Partners LP, 4.40%, April 1, 2024	220	231
Enterprise Products Operating LLC:
3.90%, February 15, 2024	580	615
3.75%, February 15, 2025	345	360
Kinder Morgan Energy Partners LP:
3.95%, September 1, 2022	310	318
4.25%, September 1, 2024	430	447
Kinder Morgan, Inc., 4.30%, June 1, 2025	750	786
Spectra Energy Partners LP, 2.95%, September 25, 2018	500	516
TransCanada PipeLines Ltd., 3.40%, June 1, 2015	190	192
Williams Partners LP:
3.80%, February 15, 2015	300	300
4.50%, November 15, 2023	495	506
__________
		6,099
__________
Oil & gas - 1.9%
Anadarko Petroleum Corp., 6.375%, September 15, 2017	250	278
Chevron Corp.:
0.889%, June 24, 2016	500	503
1.718%, June 24, 2018	430	437
Devon Energy Corp.:
2.25%, December 15, 2018	225	227
3.25%, May 15, 2022	200	203
Exxon Mobil Corp., 0.3906%, March 15, 2019[1]	1,115	1,114
Husky Energy, Inc., 7.25%, December 15, 2019	250	295
Petroleos Mexicanos Co., Series 144A, 4.50%, January 23, 2026[2]	695	696
Phillips 66, 4.30%, April 1, 2022	290	318
Statoil ASA:
2.45%, January 17, 2023	540	542
3.25%, November 10, 2024	280	295
Total Capital International SA, 2.875%, February 17, 2022	230	238
Transocean, Inc., 6.375%, December 15, 2021	755	625
Woodside Finance Ltd., Series 144A, 4.60%, May 10, 2021[2]	185	199
__________
		5,970
__________
Insurance - 1.4%
ACE INA Holdings, Inc., 3.35%, May 15, 2024	760	807
American International Group, Inc.:
2.30%, July 16, 2019	495	504
4.125%, February 15, 2024	360	396
Berkshire Hathaway Finance Corp., 2.00%, August 15, 2018	750	772
Prudential Financial, Inc.:
1.012%, August 15, 2018 [1]	570	573
2.30%, August 15, 2018	350	359
QBE Insurance Group Ltd., Series 144A, 2.40%, May 1, 2018[2]	1,125	1,137
__________
		4,548
__________
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Media - 1.2%
21st Century Fox America, Inc., 4.50%, February 15, 2021	$350	$393
CBS Corp., 1.95%, July 1, 2017	200	203
Comcast Corp.:
5.85%, November 15, 2015	300	312
5.70%, May 15, 2018	300	341
NBCUniversal Media LLC, 5.15%, April 30, 2020	350	406
The Walt Disney Co., 5.50%, March 15, 2019	300	348
Time Warner, Inc., 5.875%, November 15, 2016	300	326
Viacom, Inc.:
2.50%, September 1, 2018	350	358
3.875%, April 1, 2024	1,000	1,038
__________
		3,725
__________
Pharmaceuticals - 1.1%
Abbvie, Inc., 2.90%, November 6, 2022	175	179
Eli Lilly & Co., 1.95%, March 15, 2019	660	676
GlaxoSmithKline Capital PLC, 0.75%, May 8, 2015	440	440
Mckesson Corp.:
0.95%, December 4, 2015	45	45
3.25%, March 1, 2016	310	317
Merck & Co., Inc.:
1.10%, January 31, 2018	250	250
2.80%, May 18, 2023	250	258
Novartis Capital Corp., 3.40%, May 6, 2024	515	560
Novartis Securities Investment Ltd., 5.125%, February 10, 2019	300	344
Pfizer, Inc., 0.5406%, June 15, 2018[1]	500	500
__________
		3,569
__________
Diversified financial services - 1.0%
American Express Co., 0.8229%, May 22, 2018[1]	500	501
Ford Motor Credit Co. LLC, 4.375%, August 6, 2023	500	553
General Electric Capital Corp.:
2.45%, March 15, 2017	565	583
2.30%, April 27, 2017	250	257
3.10%, January 9, 2023	200	210
Intercontinental Exchange, Inc., 4.00%, October 15, 2023	970	1,067
__________
		3,171
__________
Healthcare-services - 1.0%
Aetna, Inc., 1.50%, November 15, 2017	350	353
Anthem, Inc.:
2.30%, July 15, 2018	285	291
4.35%, August 15, 2020	300	333
Laboratory Corp. of America Holdings, 4.70%, February 1, 2045	210	221
Roche Holdings, Inc., Series 144A, 2.875%, September 29, 2021[2]	1,250	1,306
UnitedHealth Group, Inc.:
1.40%, October 15, 2017	250	252
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Healthcare-services - continued
2.75%, February 15, 2023	$285	$292
__________
		3,048
__________
Beverages - 0.9%
Pernod-Ricard SA, Series 144A, 2.95%, January 15, 2017[2]	800	825
SABMiller Holdings, Inc., Series 144A, 2.45%, January 15, 2017[2]	745	764
The Coca-Cola Co.:
1.50%, November 15, 2015	350	353
3.20%, November 1, 2023	850	909
__________
		2,851
__________
REITS - 0.8%
Corporate Office Properties LP, 5.25%, February 15, 2024	225	250
DCT Industrial Operating Partnership LP, 4.50%, October 15, 2023	500	541
DDR Corp., 3.625%, February 1, 2025	300	304
ERP Operating LP, 4.625%, December 15, 2021	350	392
Kimco Realty Corp., 5.584%, November 23, 2015	325	337
Prologis LP, 2.75%, February 15, 2019	360	372
UDR, Inc., 3.70%, October 1, 2020	400	425
__________
		2,621
__________
Telecommunications - 0.8%
AT&T, Inc.:
0.90%, February 12, 2016	200	200
2.40%, August 15, 2016	200	205
Deutsche Telekom International Finance BV, Series 144A, 2.25%, March 6, 2017[2]	500	510
Verizon Communications, Inc.:
5.15%, September 15, 2023	940	1,080
4.40%, November 1, 2034	500	532
__________
		2,527
__________
Healthcare-products - 0.7%
Becton Dickinson & Co., 3.734%, December 15, 2024	390	417
Medtronic, Inc., Series 144A, 3.50%, March 15, 2025[2]	1,560	1,660
__________
		2,077
__________
Real Estate - 0.5%
American Campus Communities Operating Partnership LP:
3.75%, April 15, 2023	300	311
4.125%, July 1, 2024	400	420
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[2]
2.375%, November 5, 2019	100	102
3.50%, February 12, 2025	250	262
WEA Finance LLC, Series 144A, 2.70%, September 17, 2019[2]	475	485
__________
		1,580
__________
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Retail - 0.5%
CVS Health Corp., 4.00%, December 5, 2023	$200	$221
Starbucks Corp., 2.00%, December 5, 2018	190	195
Target Corp., 6.00%, January 15, 2018	350	399
The Home Depot, Inc., 4.40%, April 1, 2021	350	401
Wal-Mart Stores, Inc., 5.80%, February 15, 2018	300	342
__________
		1,558
__________
Biotechnology - 0.5%
Celgene Corp., 3.625%, May 15, 2024	155	164
Gilead Sciences, Inc.:
3.05%, December 1, 2016	80	83
4.40%, December 1, 2021	550	626
3.50%, February 1, 2025	610	657
__________
		1,530
__________
Auto Manufacturers - 0.4%
Daimler Finance North America LLC, Series 144A, 1.1146%, August 1, 2018[1,2]	350	351
Ford Motor Credit Co. LLC, 3.219%, January 9, 2022	205	212
General Motors Co., 4.00%, April 1, 2025	235	242
Toyota Motor Credit Corp., 1.45%, January 12, 2018	350	353
__________
		1,158
__________
Agriculture - 0.3%
Altria Group, Inc.:
2.85%, August 9, 2022	250	252
2.95%, May 2, 2023	200	202
4.00%, January 31, 2024	580	632
__________
		1,086
__________
Cosmetics/Personal Care - 0.3%
The Procter & Gamble Co., 1.80%, November 15, 2015	790	799
__________
		799
__________
Software - 0.3%
Oracle Corp.:
1.20%, October 15, 2017	250	251
2.375%, January 15, 2019	500	518
__________
		769
__________
Chemicals - 0.2%
Ecolab, Inc., 3.00%, December 8, 2016	180	187
Ei Du Pont De Nemours & Co., 2.80%, February 15, 2023	350	356
The Dow Chemical Co., 4.125%, November 15, 2021	207	226
__________
		769
__________
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Iron/Steel - 0.2%
Glencore Funding LLC, Series 144A, 1.6133%, January 15, 2019[1,2]	$750	$755
__________
		755
__________
Environmental Control - 0.2%
Republic Services, Inc., 5.00%, March 1, 2020	350	396
Waste Management, Inc., 4.60%, March 1, 2021	300	337
__________
		733
__________
Aerospace/Defense - 0.2%
Airbus Finance BV, Series 144A, 2.70%, April 17, 2023[2]	300	307
The Boeing Co., 0.95%, May 15, 2018	350	348
__________
		655
__________
Transportation - 0.2%
Burlington Northern Santa Fe LLC, 3.00%, March 15, 2023	150	155
Canadian National Railway Co.:
5.55%, May 15, 2018	50	57
2.85%, December 15, 2021	200	208
CSX Corp., 3.40%, August 1, 2024	25	26
Union Pacific Corp., 3.375%, February 1, 2035	125	129
__________
		575
__________
Miscellaneous manufacturing - 0.2%
Danaher Corp., 2.30%, June 23, 2016	200	205
General Electric Co., 2.70%, October 9, 2022	300	309
__________
		514
__________
Computers - 0.1%
International Business Machines Corp., 5.70%, September 14, 2017	350	392
__________
		392
__________
Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, November 1, 2017	350	351
__________
		351
__________
Food - 0.1%
ConAgra Foods, Inc., 1.90%, January 25, 2018	350	350
__________
		350
__________
Mining - 0.1%
Teck Resources Ltd., 3.15%, January 15, 2017	260	262
__________
		262
__________
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Office/Business Equip - 0.1%
Xerox Corp., 2.95%, March 15, 2017	$250	$258
__________
		258
__________
Total corporate bonds & notes		72,861
__________
Municipals - 2.7%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, April 1, 2018	109	109
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, April 1, 2016	8	8
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, April 1, 2022	8	8
County of Harris, Highway Tolls Rev. Ref. Bonds, 1.061%, August 15, 2016	1,000	1,003
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, July 1, 2020	3,000	3,109
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (AGM Insured), 5.00%, April 1, 2016	42	42
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, April 1, 2022	42	46
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, April 1, 2018	591	592
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B:
1.087%, December 15, 2016	2,350	2,339
1.758%, December 15, 2018	350	346
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, April 1, 2015	300	302
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, August 15, 2015	500	506
__________
Total municipals		8,410
__________
Government & government agency bonds & notes outside the U.S. - 0.8%
Sovereign - 0.8%
Mexico Government International Bond:
4.00%, October 2, 2023	450	479
3.60%, January 30, 2025	500	518
Province of Manitoba Canada, 3.05%, May 14, 2024	200	216
Province of Ontario Canada, 3.20%, May 16, 2024	500	546
Ukraine Government AID Bonds, 1.844%, May 16, 2019	875	889
__________
		2,648
__________
Total government & government agency bonds & notes outside the U.S.		2,648
__________
Asset-backed obligations - 3.6%
AEP Texas Central Transition Fndg II LLC, 5.09%, July 1, 2017	1	1
AmeriCredit Automobile Receivables Trust:
0.57%, July 10, 2017	458	458
1.15%, June 10, 2019	355	356
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, September 20, 2019	1,000	1,003
2.97%, February 20, 2020	1,340	1,388
	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Asset-backed obligations - continued
2.50%, February 20, 2021	$770	$780
CarMax Auto Owner Trust, 1.16%, June 17, 2019	500	501
Chesapeake Funding LLC, Series 144A, 0.588%, March 7, 2026[1,2]	200	200
Discover Card Execution Note Trust, 2.12%, December 15, 2021	655	668
Enterprise Fleet Financing LLC, Series 144A, 1.05%, March 20, 2020[2]	800	801
Ford Credit Auto Lease Trust, 1.10%, November 15, 2017	165	166
Ford Credit Auto Owner Trust, Series 144A:[2]
2.26%, November 15, 2025	705	722
2.12%, July 15, 2026	945	955
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.566%, April 10, 2028	575	575
0.916%, April 10, 2028	300	300
Hertz Vehicle Financing LLC, Series 144A, 1.12%, August 25, 2017[2]	1,600	1,601
Santander Drive Auto Receivables Trust, 0.87%, January 16, 2018	310	311
Trade MAPS 1 Ltd., Series 144A:[1,2]
0.866%, December 10, 2018	430	431
1.416%, December 10, 2018	250	250
__________
Total asset-backed obligations		11,467
__________
Total bonds, notes & other debt investments (cost: $301,165,000)		308,753
__________
Short-term securities - 4.5%
Abbot Laboratories, 0.15%, February 24, 2015[3]	2,850	2,850
Emerson Electric Co., 0.14%, March 30, 2015[3]	5,100	5,099
Federal Home Loan Bank, 0.10%, February 20, 2015[3]	3,000	3,000
General Electric Co., 0.06%, February 2, 2015[3]	3,200	3,200
__________
Total short-term securities (cost: $14,148,000)		14,149
__________
Total investment securities (cost: $315,313,000)		322,902
Other assets less liabilities		(5,589)
__________
Net assets		$317,313
__________
__________

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at January 31, 2015.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $22,111,000, representing 6.97% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Fndg.	= Funding
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
NATL-RE	= National Reinsurance
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Group Global Equity Fund

Schedule of investments

January 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks - 93.4%
Industrials - 17.5%
Nielsen NV	152,900	$6,660
The Boeing Co.	45,100	6,556
SMC Corp.	21,800	5,853
Safran SA	80,231	5,351
FANUC Corp.	31,600	5,307
Eaton Corp. PLC	81,300	5,129
Siemens AG	44,858	4,712
United Technologies Corp.	40,900	4,695
Zodiac Aerospace	107,984	3,592
Norfolk Southern Corp.	34,600	3,528
Assa Abloy AB, Class B	62,609	3,417
Towers Watson & Co., Class A	27,125	3,214
China Everbright International Ltd.	2,114,080	3,102
Hexcel Corp.	69,300	3,065
Danaher Corp.	36,300	2,990
Schneider Electric SE	36,717	2,766
Caterpillar, Inc.	32,900	2,631
IDEX Corp.	33,500	2,424
Jardine Matheson Holdings Ltd.	36,000	2,297
B/E Aerospace, Inc.[1]	30,200	1,762
Waste Connections, Inc.	39,600	1,712
3M Co.	8,530	1,384
Meggitt PLC	168,009	1,361
AA PLC[1]	234,500	1,262
DKSH Holding Ltd.	16,262	1,233
KLX, Inc.[1]	15,100	594
Illinois Tool Works, Inc.	3,700	344
FedEx Corp.	1,600	271
__________
		87,212
__________
Information Technology - 16.1%
Keyence Corp.	17,300	8,054
VeriSign, Inc.[1]	116,210	6,331
Avago Technologies Ltd.	59,500	6,121
ASML Holding NV	46,916	4,925
Apple, Inc.	40,265	4,717
Hamamatsu Photonics K.K.	90,700	4,278
Visa, Inc., A Shares	16,700	4,257
Jack Henry & Associates, Inc.	60,300	3,701
Texas Instruments, Inc.	66,115	3,534
Automatic Data Processing, Inc.	41,600	3,433
Gemalto NV	37,494	2,715
Google, Inc., Class C1	4,410	2,357
Murata Manufacturing Co. Ltd.	21,400	2,309
Microsoft Corp.	55,700	2,250
Samsung Electronics Co. Ltd. (GDR)	4,466	2,157
Jabil Circuit, Inc.	97,700	2,014
Infosys Ltd. (ADR)	56,770	1,935
Broadcom Corp., Class A	44,600	1,893
Oracle Corp.	64	2,671
Trend Micro, Inc.	56,100	1,582
Hitachi Ltd.	204,000	1,543
	Shares	Value (000)
Common Stocks - continued
Information Technology - continued
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	59,400	$1,349
Google, Inc., Class A1	2,460	1,322
Xilinx, Inc.	33,800	1,304
QUALCOMM, Inc.	18,200	1,137
Accenture PLC, Class A	12,800	1,075
VTech Holdings Ltd.	42,300	594
KLA-Tencor Corp.	3,400	209
__________
		79,767
__________
Financials - 15.7%
AIA Group Ltd.	1,341,400	7,754
The Goldman Sachs Group, Inc.	41,100	7,086
Sampo Oyj, A Shares	121,978	5,903
CME Group, Inc.	64,700	5,519
Iron Mountain, Inc.	120,770	4,811
American Tower Corp.	44,800	4,343
Marsh & McLennan Cos., Inc.	72,100	3,877
Wells Fargo & Co.	68,080	3,535
DBS Group Holdings Ltd.	240,475	3,502
Lloyds Banking Group PLC[1]	2,738,100	3,039
JPMorgan Chase & Co.	52,300	2,844
Deutsche Wohnen AG	107,888	2,812
Aberdeen Asset Management PLC	396,825	2,608
ACE Ltd.	23,100	2,494
HDFC Bank Ltd. (ADR)	41,500	2,365
BNP Paribas SA	34,973	1,845
Aon PLC	19,600	1,765
CaixaBank SA	394,757	1,714
Bank of China Ltd., Class H	2,445,300	1,361
Mercury General Corp.	21,000	1,199
Svenska Handelsbanken AB, A Shares	25,301	1,199
Prudential PLC	42,900	1,044
PacWest Bancorp	23,740	1,015
Julius Baer Group Ltd.[1]	22,720	926
HSBC Holdings PLC	98,889	905
The PNC Financial Services Group, Inc.	8,800	744
BOC Hong Kong Holdings Ltd.	171,500	600
The Progressive Corp.	15,750	409
UBS Group AG1	21,927	367
The Charles Schwab Corp.	13,880	361
Sun Hung Kai Properties Ltd.	13,000	211
__________
		78,157
__________
Health Care - 13.6%
Novo Nordisk A/S, Class B	175,091	7,832
Bristol-Myers Squibb Co.	117,250	7,067
AstraZeneca PLC	97,620	6,942
Gilead Sciences, Inc.[1]	52,192	5,471
Roche Holding AG	16,603	4,485
Novartis AG	45,595	4,446
Cerner Corp.[1]	65,000	4,313
Incyte Corp.[1]	48,500	3,866
	Shares	Value (000)
Common Stocks - continued
Health Care - continued
Bayer AG	23,032	$3,328
St. Jude Medical, Inc.	47,955	3,159
AbbVie, Inc.	49,300	2,975
UnitedHealth Group, Inc.	22,700	2,412
AmerisourceBergen Corp.	24,700	2,348
Express Scripts Holding Co.[1]	27,600	2,228
Sysmex Corp.	46,800	2,089
Essilor International SA	18,610	2,080
Seattle Genetics, Inc.[1]	40,910	1,275
Agios Pharmaceuticals, Inc.[1]	6,600	765
DaVita HealthCare Partners, Inc.[1]	4,800	360
__________
		67,441
__________
Consumer Discretionary - 11.0%
Newell Rubbermaid, Inc.	192,200	7,086
Liberty Global PLC, Class A1	95,730	4,472
Cie Financiere Richemont SA	51,622	4,290
Comcast Corp., Class A	77,500	4,119
Royal Caribbean Cruises Ltd.	49,000	3,702
The Home Depot, Inc.	33,200	3,467
Sirius XM Holdings, Inc.[1]	922,700	3,276
Starbucks Corp.	35,400	3,099
Scripps Networks Interactive, Inc., Class A	39,300	2,794
Delphi Automotive PLC	39,600	2,722
Daimler AG	27,134	2,466
Bayerische Motoren Werke AG	20,357	2,377
SES SA	64,266	2,343
Denso Corp.	50,400	2,228
ElringKlinger AG	40,758	1,425
Home Retail Group PLC	388,600	1,122
Nordstrom, Inc.	9,300	709
Carnival Corp.	15,900	699
Signet Jewelers Ltd.	5,600	678
Wynn Macau Ltd.	244,400	671
The Walt Disney Co.	4,500	409
Liberty Global PLC, Series C1	5,100	232
Greene King PLC	8,500	108
__________
		54,494
__________
Consumer Staples - 7.5%
Imperial Tobacco Group PLC	139,614	6,559
Unilever PLC	142,700	6,287
Pernod Ricard SA	39,029	4,687
Nestle SA	59,929	4,590
L'Oreal SA	20,572	3,678
The Procter & Gamble Co.	29,600	2,495
Ajinomoto Co., Inc.	105,000	2,158
Danone SA	27,974	1,881
Philip Morris International, Inc.	22,700	1,821
Diageo PLC	58,500	1,733
Tate & Lyle PLC	100,689	1,028
	Shares	Value (000)
Common Stocks - continued
Consumer Staples - continued
Nestle SA (ADR)	7,600	$582
__________
		37,499
__________
Energy - 5.3%
Schlumberger Ltd.	70,400	5,800
Chevron Corp.	52,300	5,362
Cenovus Energy, Inc.	241,800	4,580
ConocoPhillips	56,680	3,570
Noble Energy, Inc.	69,100	3,299
Enbridge, Inc.	50,900	2,466
Total SA	25,500	1,317
__________
		26,394
__________
Materials - 3.9%
Monsanto Co.	41,400	4,884
Rio Tinto PLC	52,600	2,317
The Dow Chemical Co.	45,400	2,050
Amcor Ltd.	205,225	2,027
Air Products & Chemicals, Inc.	13,300	1,937
Praxair, Inc.	13,435	1,620
Air Liquide SA	11,632	1,470
BHP Billiton Ltd.	44,509	1,029
First Quantum Minerals Ltd.	82,993	757
Koninklijke DSM NV	13,040	694
Ecolab, Inc.	4,500	467
__________
		19,252
__________
Telecommunication Services - 1.9%
Singapore Telecommunications Ltd.	763,000	2,297
SoftBank Corp.	57,100	3,349
Verizon Communications, Inc.	47,800	2,185
Vodafone Group PLC	458,935	1,617
__________
		9,448
__________
Utilities - 0.9%
National Grid PLC	220,900	3,107
SSE PLC	57,200	1,393
__________
		4,500
__________
Total common stocks (cost: $381,416,000)		464,164
__________
	Principal amount (000)
Short-term securities - 4.1%
General Electric Co., 0.06%, February 2, 2015[2]	$13,000	13,000
John Deere Credit Ltd., 0.11%, February 4, 2015[2]	3,200	3,200
	Principal amount (000)	Value (000)
Short-term securities - continued
Mitsubishi UFJ Trust & Banking Corp., 0.17%, February 12, 2015[2]	$4,300	$4,300
__________
Total short-term securities (cost: $20,500,000)		20,500
__________
Total investment securities (cost: $401,916,000)		484,664
Other assets less liabilities		12,182
__________
Net assets		$496,846
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.
Key to abbreviations
ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Group Non-U.S. Equity Fund

Schedule of investments

January 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks - 92.1%
Industrials - 17.3%
SMC Corp.	138,800	$37,264
FANUC Corp.	183,600	30,834
Assa Abloy AB, Class B	563,867	30,770
Safran SA	301,723	20,124
China Everbright International Ltd.	12,888,390	18,914
Jardine Matheson Holdings Ltd.	288,600	18,416
Zodiac Aerospace	552,703	18,383
Schneider Electric SE	242,967	18,306
Siemens AG	161,214	16,933
Kawasaki Heavy Industries Ltd.	2,488,000	11,931
Meggitt PLC	1,239,609	10,044
AA PLC[1]	1,753,600	9,440
DKSH Holding Ltd.	121,487	9,209
Marubeni Corp.	1,383,400	7,634
Kubota Corp.	339,000	5,034
Mitsubishi Corp.	156,600	2,734
Ihi Corp.	231,000	1,204
__________
		267,174
__________
Financials - 15.0%
AIA Group Ltd.	7,205,400	41,650
Sampo Oyj, A Shares	716,828	34,690
Lloyds Banking Group PLC[1]	26,371,300	29,270
Prudential PLC	780,440	18,984
Deutsche Wohnen AG	711,767	18,551
DBS Group Holdings Ltd.	1,263,582	18,404
BNP Paribas SA	285,225	15,046
CaixaBank SA	2,929,710	12,723
Bank of China Ltd., Class H	17,029,000	9,477
Svenska Handelsbanken AB, A Shares	192,300	9,115
HSBC Holdings PLC	745,596	6,827
Julius Baer Group Ltd.[1]	140,525	5,726
HDFC Bank Ltd. (ADR)	79,200	4,513
Sumitomo Mitsui Financial Group, Inc.	95,600	3,217
UBS Group AG1	156,379	2,621
__________
		230,814
__________
Health Care - 14.3%
Novo Nordisk A/S, Class B	926,805	41,458
Roche Holding AG	145,494	39,306
Novartis AG	342,374	33,382
Bayer AG	208,177	30,081
AstraZeneca PLC	302,190	21,490
Sysmex Corp.	425,200	18,979
Essilor International SA	107,946	12,066
Genmab A/S1	174,345	11,701
Grifols SA, Class B	335,207	11,631
Indivior PLC[1]	78,100	205
__________
		220,299
__________
	Shares	Value (000)
Common Stocks - continued
Information Technology - 13.7%
Keyence Corp.	91,700	$42,689
Hamamatsu Photonics K.K.	705,500	33,279
ASML Holding NV	275,041	28,875
Murata Manufacturing Co. Ltd.	186,400	20,111
Gemalto NV	265,680	19,237
Samsung Electronics Co. Ltd. (GDR)	35,056	16,929
Trend Micro, Inc.	516,500	14,565
Hitachi Ltd.	1,838,000	13,899
SAP SE	114,372	7,478
Oracle Corp.	138,300	5,754
Infosys Ltd. (ADR)	129,360	4,409
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	171,800	3,902
__________
		211,127
__________
Consumer Discretionary - 11.4%
SES SA	947,940	34,566
Liberty Global PLC, Class A1	482,275	22,532
Cie Financiere Richemont SA	237,489	19,736
Ryohin Keikaku Co. Ltd.	149,900	16,595
Daimler AG	174,626	15,871
Bayerische Motoren Werke AG	96,939	11,321
Home Retail Group PLC	3,777,800	10,910
Nissan Motor Co. Ltd.	1,247,000	10,665
Denso Corp.	226,500	10,012
ElringKlinger AG	280,709	9,811
LVMH Moet Hennessy Louis Vuitton SA	24,168	3,902
Electrolux AB, Series B	104,905	3,245
Wynn Macau Ltd.	966,000	2,652
The Swatch Group AG	33,161	2,433
Liberty Global PLC, Series C1	46,600	2,125
__________
		176,376
__________
Consumer Staples - 10.2%
Pernod Ricard SA	222,207	26,687
L'Oreal SA	148,275	26,510
Nestle SA	267,796	20,512
Danone SA	300,913	20,229
Imperial Tobacco Group PLC	406,959	19,118
Unilever PLC	296,300	13,055
Ajinomoto Co., Inc.	634,000	13,030
Diageo PLC	403,800	11,961
Reckitt Benckiser Group PLC	70,700	5,988
__________
		157,090
__________
Materials - 3.4%
Amcor Ltd.	1,338,560	13,218
Air Liquide SA	89,189	11,271
Koninklijke DSM NV	198,436	10,563
Rio Tinto PLC	199,700	8,796
BHP Billiton Ltd.	194,725	4,503
	Shares	Value (000)
Common Stocks - continued
Materials - continued
First Quantum Minerals Ltd.	437,283	$3,988
__________
		52,339
__________
Telecommunication Services - 3.1%
SoftBank Corp.	283,300	16,617
Vodafone Group PLC	4,383,760	15,439
Singapore Telecommunications Ltd.	2,903,400	8,741
Swisscom AG	12,867	7,556
__________
		48,353
__________
Energy - 2.2%
Enbridge, Inc.	277,900	13,461
Cenovus Energy, Inc.	530,500	10,049
Total SA	183,311	9,471
Oil Search Ltd.	154,094	939
Tullow Oil PLC	154,200	845
__________
		34,765
__________
Utilities - 1.5%
National Grid PLC	1,629,990	22,925
__________
		22,925
__________
Total common stocks (cost: $1,307,518,000)		1,421,262
__________
	Principal amount (000)
Short-term securities - 6.2%
Exxon Mobil Corp., 0.10%, March 16, 2015[2]	$24,900	24,896
Federal Home Loan Bank:[2]
0.06%, February 4, 2015	15,000	15,000
0.09%, February 13, 2015	15,000	15,000
0.14%, July 31, 2015	8,600	8,597
General Electric Co., 0.06%, February 2, 2015[2]	7,600	7,600
John Deere Capital Corp., 0.10%, March 10, 2015[2]	25,000	24,996
__________
Total short-term securities (cost: $96,088,000)		96,089
__________
Total investment securities (cost: $1,403,606,000)		1,517,351
Other assets less liabilities		26,232
__________
Net assets		$1,543,583
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.
Key to abbreviations
ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Group U.S. Equity Fund

Schedule of investments

January 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks - 92.5%
Industrials - 17.0%
Nielsen NV	84,000	$3,659
Norfolk Southern Corp.	33,000	3,365
United Technologies Corp.	28,600	3,283
The Boeing Co.	22,200	3,227
Towers Watson & Co., Class A	26,050	3,087
Eaton Corp. PLC	48,400	3,054
Danaher Corp.	32,455	2,674
Waste Connections, Inc.	53,800	2,325
Hexcel Corp.	44,900	1,986
Caterpillar, Inc.	19,100	1,527
B/E Aerospace, Inc.[1]	25,400	1,482
Siemens AG (ADR)	11,800	1,234
IDEX Corp.	16,700	1,208
KLX, Inc.[1]	12,700	499
__________
		32,610
__________
Information Technology - 16.0%
VeriSign, Inc.[1]	68,150	3,713
Jack Henry & Associates, Inc.	54,200	3,326
Avago Technologies Ltd.	31,510	3,242
Texas Instruments, Inc.	58,500	3,127
Automatic Data Processing, Inc.	36,700	3,029
Visa, Inc., A Shares	9,500	2,422
Apple, Inc.	18,865	2,210
Jabil Circuit, Inc.	99,175	2,044
Oracle Corp.	42,400	1,776
Microsoft Corp.	38,600	1,559
Google, Inc., Class C1	2,620	1,400
Broadcom Corp., Class A	29,600	1,256
Accenture PLC, Class A	12,825	1,078
Google, Inc., Class A1	1,150	618
__________
		30,800
__________
Health Care - 14.1%
Bristol-Myers Squibb Co.	74,700	4,502
Gilead Sciences, Inc.[1]	35,355	3,706
Express Scripts Holding Co.[1]	39,200	3,164
St. Jude Medical, Inc.	42,320	2,788
Cerner Corp.[1]	34,100	2,263
AbbVie, Inc.	34,125	2,059
AmerisourceBergen Corp.	20,900	1,987
UnitedHealth Group, Inc.	11,600	1,232
Incyte Corp.[1]	15,100	1,204
Novo Nordisk A/S (ADR)	23,200	1,034
AstraZeneca PLC (ADR)	13,750	977
Medtronic PLC	11,700	835
Pfizer, Inc.	23,500	734
Seattle Genetics, Inc.[1]	20,675	644
__________
		27,129
__________
	Shares	Value (000)
Common Stocks - continued
Consumer Discretionary - 13.7%
Comcast Corp., Class A	79,800	$4,241
Newell Rubbermaid, Inc.	112,000	4,129
The Home Depot, Inc.	25,500	2,663
Scripps Networks Interactive, Inc., Class A	30,900	2,197
Daimler AG (ADR)	20,575	1,855
Starbucks Corp.	20,800	1,821
Delphi Automotive PLC	20,700	1,423
NIKE, Inc., Class B	13,800	1,273
Viacom, Inc., Class B	18,400	1,185
Sirius XM Holdings, Inc.[1]	324,500	1,152
Norwegian Cruise Line Holdings Ltd.[1]	22,800	998
Carnival Corp.	22,350	982
Charter Communications, Inc., Class A1	5,200	786
The Priceline Group, Inc.[1]	620	626
Whirlpool Corp.	2,900	583
Tiffany & Co.	4,150	359
__________
		26,273
__________
Financials - 13.4%
Marsh & McLennan Cos., Inc.	66,400	3,570
Iron Mountain, Inc.	79,542	3,169
The Goldman Sachs Group, Inc.	17,700	3,052
CME Group, Inc.	31,125	2,655
Wells Fargo & Co.	46,650	2,422
JPMorgan Chase & Co.	43,000	2,339
ACE Ltd.	20,800	2,246
American Tower Corp.	18,600	1,803
BB&T Corp.	47,300	1,669
Aon PLC	16,200	1,459
The PNC Financial Services Group, Inc.	17,025	1,439
__________
		25,823
__________
Energy - 8.7%
ConocoPhillips	54,790	3,451
Schlumberger Ltd.	39,900	3,287
Chevron Corp.	25,720	2,637
Noble Energy, Inc.	40,400	1,929
Cenovus Energy, Inc.	79,500	1,502
Kinder Morgan, Inc.	29,500	1,211
Halliburton Co.	27,700	1,108
EOG Resources, Inc.	11,100	988
Enbridge, Inc.	12,000	582
__________
		16,695
__________
Materials - 4.3%
Monsanto Co.	23,800	2,808
Praxair, Inc.	16,570	1,998
The Dow Chemical Co.	35,100	1,585
Air Products & Chemicals, Inc.	10,725	1,562
	Shares	Value (000)
Common Stocks - continued
Materials - continued
The Mosaic Co.	7,300	$355
__________
		8,308
__________
Consumer Staples - 3.9%
Unilever PLC (ADR)	49,700	2,185
Nestle SA (ADR)	21,800	1,668
The Procter & Gamble Co.	19,500	1,644
Philip Morris International, Inc.	20,200	1,621
Diageo PLC (ADR)	4,100	484
__________
		7,602
__________
Telecommunication Services - 1.0%
Verizon Communications, Inc.	40,600	1,856
__________
		1,856
__________
Utilities - 0.4%
National Grid PLC (ADR)	11,500	809
__________
		809
__________
Total common stocks (cost: $135,379,000)		177,905
__________
	Principal amount (000)
Short-term securities - 7.1%
Caterpillar Financial Services Corp., 0.12%, February 19, 2015[2]	$2,200	2,200
Emerson Electric Co., 0.13%, March 19, 2015[2]	2,000	2,000
Federal Home Loan Bank, 0.065%, March 10, 2015[2]	2,000	2,000
General Electric Co., 0.06%, February 2, 2015[2]	4,900	4,900
John Deere Capital Corp., 0.10%, March 11, 2015[2]	2,500	2,499
__________
Total short-term securities (cost: $13,599,000)		13,599
__________
Total investment securities (cost: $148,978,000)		191,504
Other assets less liabilities		736
__________
Net assets		$192,240
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.
Key to abbreviations
ADR	- American Depositary Receipts

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the Funds’ investment adviser, values the Funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the Funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the Funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the Funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the Funds’ board of trustees as further described. The Funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The Funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the Fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ board of trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The Funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the Funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The Funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the Funds’ investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the Funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of January 31, 2015 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total

Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$345,995	$—	$345,995
Corporate bonds & notes	—	457	—	457
Short-term securities	—	9,160	—	9,160
_______________________________________
Total	$—	$355,612	$—	$355,612
_______________________________________
_______________________________________

Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$147,590	$—	$147,590
Short-term securities	—	16,540	—	16,540
_______________________________________
Total	$—	$164,130	$—	$164,130
_______________________________________
_______________________________________

Investment securities	Level 1	Level 2	Level 3	Total

Capital Group California Core Municipal Fund
Bonds & notes	$—	$285,175	$—	$285,175
Short-term securities	—	9,610	—	9,610
_______________________________________
Total	$—	$294,785	$—	$294,785
_______________________________________
_______________________________________

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$124,978	$—	$124,978
Short-term securities	—	14,513	—	14,513
_______________________________________
Total	$—	$139,491	$—	$139,491
_______________________________________
_______________________________________

Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$—	$173,338	$—	$173,338
Mortgage-backed obligations	—	40,029	—	40,029
Corporate bonds & notes	—	72,861	—	72,861
Municipals	—	8,410	—	8,410
Government & government agency bonds & notes outside the U.S.	—	2,648	—	2,648
Asset-backed obligations	—	11,467	—	11,467
Short-term securities	—	14,149	—	14,149
_______________________________________
Total	$—	$322,902	$—	$322,902
_______________________________________
_______________________________________

Capital Group Global Equity Fund
Common Stocks
Industrials	$46,959	$40,253	1	$—	$87,212
Information Technology	52,910	26,857	1	—	79,767
Financials	42,734	35,423	1	—	78,157
Health Care	36,238	31,203	1		67,441
Consumer Discretionary	37,572	16,922	1	—	54,494
Consumer Staples	4,898	32,601	1	—	37,499
Energy	25,077	1,317	1	—	26,394
Materials	11,715	7,537	1	—	19,252
Telecommunications Services	2,185	7,263	1	—	9,448
Utilities	1,393	3,107	1	—	4,500
Short-term securities	—	20,500		—	20,500
_______________________________________
Total	$261,681	$222,983		$—	$484,664
_______________________________________
_______________________________________

Investment securities	Level 1	Level 2		Level 3	Total

Capital Group Non-U.S. Equity Fund
Common Stocks
Industrials	$—	$267,174	2	$—	$267,174
Financials	7,134	223,680	2	—	230,814
Health Care	205	220,094	2	—	220,299
Information Technology	25,239	185,888	2	—	211,127
Consumer Discretionary	24,656	151,720	2	—	176,376
Consumer Staples	—	157,090	2	—	157,090
Materials	3,988	48,351	2	—	52,339
Telecommunication Services	—	48,353	2	—	48,353
Energy	23,510	11,255	2	—	34,765
Utilities	—	22,925	2	—	22,925
Short-term securities	—	96,089		—	96,089
_______________________________________
Total	$84,732	$1,432,619		$—	$1,517,351
_______________________________________
_______________________________________

Capital Group U.S. Equity Fund
Common Stocks[3]	$177,905	$—		$—	$177,905
Short-term securities	—	13,599		—	13,599
_______________________________________
Total	$177,905	$13,599		$—	$191,504
_______________________________________
_______________________________________

[1]	Investment securities with a value of $198,500,000, which represented 39.95% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading. Level 2 includes investment securities with an aggregate value of $202,482,000, which represented 40.75% of the net assets of the Fund, that were fair valued under guidelines adopted by authority of the Fund's investment advisor as a result of significant market movements following the close of local trading.
[2]	Investment securities with a value of $1,329,649,000, which represented 86.14% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading. Level 2 includes investment securities with an aggregate value of $1,336,528,000, which represented 86.59% of the net assets of the Fund, that were fair valued under guidelines adopted by authority of the Fund's investment advisor as a result of significant market movements following the close of local trading.
[3]	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at January 31, 2015 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Group Core Municipal Fund	$ 341,966	$ 13,788	$ (142)	$ 13,646
Capital Group Short-Term Municipal Fund	161,895	2,247	(12)	2,235
Capital Group California Core Municipal Fund	282,675	12,417	(307)	12,110
Capital Group California Short-Term Municipal Fund	137,156	2,337	(2)	2,335
Capital Group Core Bond Fund	315,313	8,383	(794)	7,589
Capital Group Global Equity Fund	401,916	91,844	(9,096)	82,748
Capital Group Non-U.S. Equity Fund	1,403,606	161,591	(47,846)	113,745
Capital Group U.S. Equity Fund	148,978	44,305	(1,779)	42,526

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended January 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Capital Group Private Client Services Funds’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital Group Private Client Services Funds’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2015